Pioneer Bond Fund
Schedule of Investments  |  March 31, 2023

A: PIOBX	C: PCYBX	K: PBFKX	R: PBFRX	Y: PICYX

Schedule of Investments  |  3/31/23
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 105.1%
	Senior Secured Floating Rate Loan Interests — 0.4% of Net Assets*(a)
	Chemicals-Diversified — 0.1%
1,400,850	LSF11 A5 HoldCo LLC, Term Loan, 8.422% (Term SOFR + 350 bps), 10/15/28	$ 1,359,875
4,288,612	Mativ Holdings, Inc., Term B Loan, 8.625% (Term SOFR + 375 bps), 4/20/28	4,170,676
	Total Chemicals-Diversified	$5,530,551

	Electric-Generation — 0.0%†
317,550	Eastern Power LLC (Eastern Covert Midco LLC), Term Loan, 8.909% (LIBOR + 375 bps), 10/2/25	$ 294,528
	Total Electric-Generation	$294,528

	Electronic Composition — 0.0%†
1,008,638	Energy Acquisition LP, First Lien Initial Term Loan, 9.09% (LIBOR + 425 bps), 6/26/25	$ 925,425
	Total Electronic Composition	$925,425

	Finance-Leasing Company — 0.0%†
612,914	Avolon TLB Borrower 1 (US) LLC, Term B-4 Loan, 6.261% (LIBOR + 150 bps), 2/12/27	$ 609,543
	Total Finance-Leasing Company	$609,543

	Medical-Wholesale Drug Distribution — 0.1%
2,155,933	Owens & Minor, Inc., Term B-1 Loan, 8.715% (Term SOFR + 375 bps), 3/29/29	$ 2,147,849
	Total Medical-Wholesale Drug Distribution	$2,147,849

	Metal Processors & Fabrication — 0.1%
3,472,125	Grinding Media, Inc. (Molycop, Ltd.), First Lien Initial Term Loan, 8.701% (Term SOFR + 400 bps), 10/12/28	$ 3,281,158
	Total Metal Processors & Fabrication	$3,281,158

	Physical Practice Management — 0.0%†
923,574	Team Health Holdings, Inc., Extended Term Loan, 10.057% (Term SOFR + 525 bps), 3/2/27	$ 644,962
	Total Physical Practice Management	$644,962

	Recreational Centers — 0.0%†
190,787	Fitness International LLC, Term B Loan, 8.076% (Term SOFR + 325 bps), 4/18/25	$ 182,798
	Total Recreational Centers	$182,798

1Pioneer Bond Fund |  | 3/31/23

Principal Amount USD ($)		Value
	Rental Auto & Equipment — 0.0%†
1,106,000	PECF USS Intermediate Holding III Corp., Initial Term Loan, 9.09% (LIBOR + 425 bps), 12/15/28	$ 935,953
	Total Rental Auto & Equipment	$935,953

	Retail — 0.0%†
345,008	Staples, Inc., 2019 Refinancing New Term B-2 Loan, 9.314% (LIBOR + 450 bps), 9/12/24	$ 343,714
	Total Retail	$343,714

	Retail-Restaurants — 0.1%
1,369,449	1011778 B.C. Unlimited Liability Co., Term B-4 Loan, 6.59% (LIBOR + 175 bps), 11/19/26	$ 1,356,781
	Total Retail-Restaurants	$1,356,781

	Schools — 0.0%†
1,055,449	KUEHG Corp. (fka KC MergerSub, Inc.), Term B-3 Loan, 8.909% (LIBOR + 375 bps), 2/21/25	$ 1,039,177
	Total Schools	$1,039,177

	Telephone-Integrated — 0.0%†
627,394	Level 3 Financing, Inc., Tranche B 2027 Term Loan, 6.672% (Term SOFR + 175 bps), 3/1/27	$ 529,233
	Total Telephone-Integrated	$529,233

	Total Senior Secured Floating Rate Loan Interests (Cost $18,740,620)	$17,821,672

	Asset Backed Securities — 7.2% of Net Assets
500,000	321 Henderson Receivables III LLC, Series 2008-1A, Class B, 8.37%, 1/15/46 (144A)	$ 521,253
272,862(a)	321 Henderson Receivables LLC, Series 2005-1A, Class A1, 4.914% (1 Month USD LIBOR + 23 bps), 11/15/40 (144A)	266,838
1,750,000(a)	ABPCI Direct Lending Fund CLO X LP, Series 2020-10A, Class A1A, 6.758% (3 Month USD LIBOR + 195 bps), 1/20/32 (144A)	1,732,630
2,040,538	Accelerated LLC, Series 2021-1H, Class C, 2.35%, 10/20/40 (144A)	1,809,105
5,136,111	Aqua Finance Trust, Series 2019-A, Class C, 4.01%, 7/16/40 (144A)	4,703,576
2,110,000	Aqua Finance Trust, Series 2020-AA, Class C, 3.97%, 7/17/46 (144A)	1,803,258
Pioneer Bond Fund |  | 3/31/232

Schedule of Investments  |  3/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
6,975,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class C, 6.534% (1 Month USD LIBOR + 185 bps), 8/15/34 (144A)	$ 6,427,128
11,740,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL1, Class C, 6.858% (SOFR30A + 230 bps), 1/15/37 (144A)	10,874,510
10,600,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL2, Class C, 8.277% (1 Month Term SOFR + 345 bps), 5/15/37 (144A)	10,314,204
7,964,910	Blackbird Capital Aircraft, Series 2021-1A, Class A, 2.443%, 7/15/46 (144A)	6,903,984
4,980,000(a)	BSPRT Issuer, Ltd., Series 2022-FL8, Class C, 6.858% (SOFR30A + 230 bps), 2/15/37 (144A)	4,700,305
165,902	BXG Receivables Note Trust, Series 2015-A, Class A, 2.88%, 5/2/30 (144A)	160,052
2,750,000(a)	Carlyle US CLO, Ltd., Series 2019-4A, Class CR, 7.858% (3 Month Term SOFR + 320 bps), 4/15/35 (144A)	2,447,154
5,555,274(b)	Cascade MH Asset Trust, Series 2019-MH1, Class A, 4.00%, 11/25/44 (144A)	5,221,371
3,773,000	Cascade MH Asset Trust, Series 2021-MH1, Class M1, 2.992%, 2/25/46 (144A)	2,815,453
1,906,000	Cascade MH Asset Trust, Series 2021-MH1, Class M2, 3.693%, 2/25/46 (144A)	1,456,068
4,405,000	Commercial Equipment Finance LLC, Series 2021-A, Class C, 3.55%, 12/15/28 (144A)	4,151,576
278,891(a)	Commonbond Student Loan Trust, Series 2017-BGS, Class A2, 5.495% (1 Month USD LIBOR + 65 bps), 9/25/42 (144A)	267,936
1,391,985	Continental Credit Card ABS LLC, Series 2019-1A, Class A, 3.83%, 8/15/26 (144A)	1,385,543
12,425,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class A, 6.19%, 10/15/30 (144A)	12,086,673
2,400,000	DataBank Issuer, Series 2021-1A, Class B, 2.65%, 2/27/51 (144A)	2,121,242
352,701	Diamond Resorts Owner Trust, Series 2019-1A, Class B, 3.53%, 2/20/32 (144A)	338,182
8,278,950	Domino's Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.668%, 10/25/49 (144A)	7,365,103
1,515,000	Drive Auto Receivables Trust, Series 2020-2, Class D, 3.05%, 5/15/28	1,479,695
4,000,000	ExteNet LLC, Series 2019-1A, Class C, 5.219%, 7/26/49 (144A)	3,753,906
3Pioneer Bond Fund |  | 3/31/23

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
34,552	FCI Funding LLC, Series 2019-1A, Class A, 3.63%, 2/18/31 (144A)	$ 34,511
42,482	FCI Funding LLC, Series 2019-1A, Class B, 0.000%, 2/18/31 (144A)	42,413
12,575,000(b)	Finance of America HECM Buyout, Series 2022-HB1, Class M3, 5.084%, 2/25/32 (144A)	11,085,159
5,344,518	Finance of America Structured Securities Trust, Series 2021-S2, Class A2, 1.75%, 9/25/51	4,961,129
7,995,023(b)	Finance of America Structured Securities Trust, Series 2022-S1, Class A1, 2.00%, 2/25/52	7,312,881
8,400,353(b)	Finance of America Structured Securities Trust, Series 2022-S1, Class A2, 3.00%, 2/25/52	7,604,945
1,575,000(a)	First Eagle BSL CLO, Ltd., Series 2019-1A, Class C, 9.158% (3 Month USD LIBOR + 435 bps), 1/20/33 (144A)	1,413,444
1,000,000(a)	First Eagle BSL CLO, Ltd., Series 2019-1A, Class D, 12.508% (3 Month USD LIBOR + 770 bps), 1/20/33 (144A)	862,970
3,440,000	Foundation Finance Trust, Series 2019-1A, Class B, 4.22%, 11/15/34 (144A)	3,308,154
2,694,963	Foundation Finance Trust, Series 2021-1A, Class A, 1.27%, 5/15/41 (144A)	2,397,132
4,200,000	Four Seas LP, Series 2017-1A, Class A2, 5.927%, 8/28/27 (144A)	3,705,262
3,000,000(a)	Goldentree Loan Management US CLO 6, Ltd., Series 2019-6A, Class DR, 7.739% (3 Month Term SOFR + 310 bps), 4/20/35 (144A)	2,690,547
3,968,025	Hardee's Funding LLC, Series 2018-1A, Class A2II, 4.959%, 6/20/48 (144A)	3,766,826
3,440,000(a)	HGI CRE CLO, Ltd., Series 2021-FL2, Class C, 6.528% (1 Month USD LIBOR + 180 bps), 9/17/36 (144A)	3,248,234
448,009	HIN Timeshare Trust, Series 2020-A, Class D, 5.50%, 10/9/39 (144A)	416,729
5,875,525	HOA Funding LLC - HOA, Series 2021-1A, Class A2, 4.723%, 8/20/51 (144A)	4,863,954
3,017,517	Home Partners of America Trust, Series 2019-1, Class D, 3.406%, 9/17/39 (144A)	2,748,307
4,251,579	Home Partners of America Trust, Series 2019-2, Class E, 3.32%, 10/19/39 (144A)	3,664,716
1,821,537	Horizon Funding LLC, Series 2019-1A, Class A1, 4.21%, 9/15/27 (144A)	1,782,261
666,243	Icon Brand Holdings LLC, Series 2012-1A, Class A, 4.229%, 1/25/43 (144A)	201,040
Pioneer Bond Fund |  | 3/31/234

Schedule of Investments  |  3/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
183,300	Icon Brand Holdings LLC, Series 2013-1A, Class A2, 4.352%, 1/25/43 (144A)	$ 55,310
3,172,780	J.G. Wentworth XLI LLC, Series 2018-1A, Class A, 3.74%, 10/17/72 (144A)	2,812,424
4,978,220	JG Wentworth XLIII LLC, Series 2019-1A, Class A, 3.82%, 8/17/71 (144A)	4,508,159
143,025	JG Wentworth XXII LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (144A)	140,172
1,950,000	JPMorgan Chase Bank NA - CACLN, Series 2021-3, Class F, 3.694%, 2/26/29 (144A)	1,706,303
3,684,700	Libra Solutions LLC, Series 2022-2A, Class B, 8.85%, 10/15/34 (144A)	3,574,159
977,811	Marlette Funding Trust, Series 2019-2A, Class C, 4.11%, 7/16/29 (144A)	974,519
8,585,000(a)	MF1, Ltd., Series 2021-FL7, Class D, 7.311% (1 Month USD LIBOR + 255 bps), 10/16/36 (144A)	7,818,823
1,745,912	Mosaic Solar Loan Trust, Series 2019-2A, Class A, 2.88%, 9/20/40 (144A)	1,552,182
4,827	Mosaic Solar Loan Trust, Series 2019-2A, Class C, 4.35%, 9/20/40 (144A)	4,817
790,130	Mosaic Solar Loan Trust, Series 2020-1A, Class A, 2.10%, 4/20/46 (144A)	688,336
388,049	MVW LLC, Series 2020-1A, Class C, 4.21%, 10/20/37 (144A)	366,874
5,095,000	Nelnet Student Loan Trust, Series 2021-A, Class B1, 2.85%, 4/20/62 (144A)	4,224,822
2,850,000(a)	Newark BSL CLO 1, Ltd., Series 2016-1A, Class CR, 7.931% (3 Month Term SOFR + 326 bps), 12/21/29 (144A)	2,713,146
1,486,497	NMEF Funding LLC, Series 2019-A, Class C, 3.30%, 8/17/26 (144A)	1,481,973
2,300,000	NMEF Funding LLC, Series 2021-A, Class C, 2.58%, 12/15/27 (144A)	2,193,776
2,690,000	NMEF Funding LLC, Series 2022-B, Class C, 8.54%, 6/15/29 (144A)	2,739,396
4,315,000	Oportun Funding XIV LLC, Series 2021-A, Class C, 3.44%, 3/8/28 (144A)	4,084,467
1,855,701	Orange Lake Timeshare Trust, Series 2019-A, Class D, 4.93%, 4/9/38 (144A)	1,730,370
1,050,141	Oxford Finance Funding LLC, Series 2019-1A, Class B, 5.438%, 2/15/27 (144A)	1,028,136
4,000,000(a)	Palmer Square Loan Funding, Ltd., Series 2020-1A, Class B, 6.575% (3 Month USD LIBOR + 190 bps), 2/20/28 (144A)	3,928,384
5Pioneer Bond Fund |  | 3/31/23

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
4,000,000(a)	Palmer Square Loan Funding, Ltd., Series 2020-1A, Class D, 9.525% (3 Month USD LIBOR + 485 bps), 2/20/28 (144A)	$ 3,717,608
3,000,000(a)	Palmer Square Loan Funding, Ltd., Series 2022-1A, Class C, 7.232% (3 Month Term SOFR + 260 bps), 4/15/30 (144A)	2,866,530
5,500,000	Perimeter Master Note Business Trust, Series 2019-2A, Class B, 5.21%, 5/15/24 (144A)	5,379,343
5,000,000	PG Receivables Finance, Series 2020-1, Class A1, 3.968%, 7/20/25 (144A)	4,861,141
2,350,000	PG Receivables Finance, Series 2020-1, Class B, 4.705%, 7/20/25 (144A)	2,284,736
8,500,000(a)	Race Point VIII CLO, Ltd., Series 2013-8A, Class CR2, 6.965% (3 Month USD LIBOR + 205 bps), 2/20/30 (144A)	8,043,559
4,000,000(a)	Race Point VIII CLO, Ltd., Series 2013-8A, Class DR2, 8.415% (3 Month USD LIBOR + 350 bps), 2/20/30 (144A)	3,719,076
9,010,000	Republic Finance Issuance Trust, Series 2021-A, Class A, 2.30%, 12/22/31 (144A)	8,343,699
2,300,000	Republic Finance Issuance Trust, Series 2021-A, Class C, 3.53%, 12/22/31 (144A)	2,033,847
553,305	Santander Bank N.A. - SBCLN, Series 2021-1A, Class C, 3.268%, 12/15/31 (144A)	531,623
1,925,000	Santander Bank N.A. - SBCLN, Series 2021-1A, Class D, 5.004%, 12/15/31 (144A)	1,767,012
2,323,881	Santander Bank NA - SBCLN, Series 2021-1A, Class B, 1.833%, 12/15/31 (144A)	2,230,897
6,975,000(c)	SBA Tower Trust, Series 2014-2A, Class C, 3.869%, 10/15/49 (144A)	6,773,596
4,600,000	SCF Equipment Leasing LLC, Series 2019-2A, Class C, 3.11%, 6/21/27 (144A)	4,386,020
5,000,000(a)	Signal Peak CLO 2 LLC, Series 2015-1A, Class DR2, 7.658% (3 Month USD LIBOR + 285 bps), 4/20/29 (144A)	4,651,120
2,750,000(a)	Sound Point CLO XXVIII, Ltd., Series 2020-3A, Class D, 8.468% (3 Month USD LIBOR + 365 bps), 1/25/32 (144A)	2,479,749
4,941,087	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37 (144A)	4,496,390
10,345,000(a)	STWD, Ltd., Series 2022-FL3, Class B, 6.508% (SOFR30A + 195 bps), 11/15/38 (144A)	9,821,105
3,700,000	Tricolor Auto Securitization Trust, Series 2021-1A, Class D, 1.92%, 5/15/26 (144A)	3,614,535
Pioneer Bond Fund |  | 3/31/236

Schedule of Investments  |  3/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
5,650,000	Tricon American Homes Trust, Series 2020-SFR2, Class E1, 2.73%, 11/17/39 (144A)	$ 4,725,471
33,556	United States Small Business Administration, Series 2005-20B, Class 1, 4.625%, 2/1/25	32,834
37,076	United States Small Business Administration, Series 2005-20E, Class 1, 4.84%, 5/1/25	36,573
72,736	United States Small Business Administration, Series 2008-20D, Class 1, 5.37%, 4/1/28	72,511
59,505	United States Small Business Administration, Series 2008-20H, Class 1, 6.02%, 8/1/28	58,513
52,122	United States Small Business Administration, Series 2008-20J, Class 1, 5.63%, 10/1/28	51,747
43,382	United States Small Business Administration, Series 2008-20L, Class 1, 6.22%, 12/1/28	43,780
18,129	United States Small Business Administration, Series 2009-20A, Class 1, 5.72%, 1/1/29	18,007
42,754	United States Small Business Administration, Series 2009-20I, Class 1, 4.20%, 9/1/29	41,991
3,040,373	Upstart Securitization Trust, Series 2020-1, Class C, 4.899%, 4/22/30 (144A)	3,005,051
433,500	Welk Resorts LLC, Series 2017-AA, Class B, 3.41%, 6/15/33 (144A)	426,341
747,681	Welk Resorts LLC, Series 2019-AA, Class C, 3.34%, 6/15/38 (144A)	719,696
358,791	Welk Resorts LLC, Series 2019-AA, Class D, 4.03%, 6/15/38 (144A)	346,418
1,701,854	Westgate Resorts LLC, Series 2020-1A, Class C, 6.213%, 3/20/34 (144A)	1,681,865
9,121,927	Westgate Resorts LLC, Series 2022-1A, Class C, 2.488%, 8/20/36 (144A)	8,601,120
1,800,000(a)	Whitebox CLO II, Ltd., Series 2020-2A, Class ER, 11.916% (3 Month USD LIBOR + 710 bps), 10/24/34 (144A)	1,584,256
1,500,000(a)	Woodmont Trust, Series 2020-7A, Class A1A, 6.692% (3 Month USD LIBOR + 190 bps), 1/15/32 (144A)	1,471,392
	Total Asset Backed Securities (Cost $340,052,937)	$314,463,059

	Collateralized Mortgage Obligations—9.9% of Net Assets
3,175,000(a)	Arbor Realty Collateralized Loan Obligation, Ltd., Series 2020-FL1, Class C, 6.992% (1 Month Term SOFR + 216 bps), 2/15/35 (144A)	$ 3,092,615
7Pioneer Bond Fund |  | 3/31/23

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
56,997(a)	Bellemeade Re, Ltd., Series 2018-3A, Class M1B, 6.695% (1 Month USD LIBOR + 185 bps), 10/25/28 (144A)	$ 56,985
7,010,000(a)	Bellemeade Re, Ltd., Series 2018-3A, Class M2, 7.595% (1 Month USD LIBOR + 275 bps), 10/25/28 (144A)	7,027,632
3,494,460(a)	Bellemeade Re, Ltd., Series 2019-1A, Class M2, 7.545% (1 Month USD LIBOR + 270 bps), 3/25/29 (144A)	3,502,035
4,618,894(a)	Bellemeade Re, Ltd., Series 2020-3A, Class M1C, 8.545% (1 Month USD LIBOR + 370 bps), 10/25/30 (144A)	4,676,075
2,548,826(a)	Bellemeade Re, Ltd., Series 2020-4A, Class M2B, 8.445% (1 Month USD LIBOR + 360 bps), 6/25/30 (144A)	2,564,668
12,559,000(b)	BINOM Securitization Trust, Series 2022-RPL1, Class M2, 3.00%, 2/25/61 (144A)	8,777,000
3,398,598(b)	Brean Asset Backed Securities Trust, Series 2021-RM1, Class A, 1.40%, 10/25/63 (144A)	2,913,609
2,985,000(b)	Bunker Hill Loan Depositary Trust, Series 2020-1, Class A3, 3.253%, 2/25/55 (144A)	2,631,517
1,449,739(b)	Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00%, 10/25/68 (144A)	1,402,223
3,267,150(b)	Cascade Funding Mortgage Trust, Series 2018-RM2, Class C, 4.00%, 10/25/68 (144A)	3,094,962
3,580,000(b)	Cascade Funding Mortgage Trust, Series 2021-HB6, Class M3, 3.735%, 6/25/36 (144A)	3,246,631
3,485,000(b)	CFMT LLC, Series 2021-HB5, Class M3, 2.91%, 2/25/31 (144A)	3,233,506
7,600,000(b)	CFMT LLC, Series 2021-HB7, Class M3, 3.849%, 10/27/31 (144A)	6,929,016
3,745,000(b)	CFMT LLC, Series 2022-HB9, Class M3, 3.25%, 9/25/37 (144A)	2,925,685
5,170,000(b)	CIM Trust, Series 2020-R2, Class M3, 3.00%, 10/25/59 (144A)	3,867,486
5,675,017(b)	CIM Trust, Series 2021-J1, Class B1, 2.658%, 3/25/51 (144A)	4,387,538
3,310,236(b)	CIM Trust, Series 2021-J2, Class B2, 2.673%, 4/25/51 (144A)	2,401,828
3,163,044(b)	Citigroup Mortgage Loan Trust, Series 2021-INV1, Class B1W, 2.708%, 5/25/51 (144A)	2,433,825
Pioneer Bond Fund |  | 3/31/238

Schedule of Investments  |  3/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
117,645(a)	Connecticut Avenue Securities Trust, Series 2019-R03, Class 1M2, 6.995% (1 Month USD LIBOR + 215 bps), 9/25/31 (144A)	$ 117,645
2,035,000(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M2, 7.56% (SOFR30A + 300 bps), 1/25/42 (144A)	1,930,772
2,490,163(b)	CSMC Trust, Series 2021-RPL2, Class M1, 2.75%, 1/25/60 (144A)	1,920,536
2,350,000(b)	CSMC Trust, Series 2021-RPL2, Class M2, 3.25%, 1/25/60 (144A)	1,731,789
1,450,000(b)	Deephaven Residential Mortgage Trust, Series 2020-2, Class M1, 4.112%, 5/25/65 (144A)	1,329,948
1,727,526(a)	Eagle Re, Ltd., Series 2018-1, Class M1, 6.545% (1 Month USD LIBOR + 170 bps), 11/25/28 (144A)	1,725,689
6,126,937(a)	Eagle Re, Ltd., Series 2019-1, Class M1B, 6.645% (1 Month USD LIBOR + 180 bps), 4/25/29 (144A)	6,117,037
187,147(b)	Fannie Mae Grantor Trust, Series 2004-T2, Class 2A, 3.948%, 7/25/43	184,734
5,007,318(a)(d)	Federal Home Loan Mortgage Corp. REMICs, Series 4091, Class SH, 1.866% (1 Month USD LIBOR + 655 bps), 8/15/42	634,756
2,910,738(d)	Federal Home Loan Mortgage Corp. REMICs, Series 4999, Class QI, 4.00%, 5/25/50	535,849
3,044,602(d)	Federal Home Loan Mortgage Corp. REMICs, Series 5067, Class GI, 4.00%, 12/25/50	583,064
40,958	Federal National Mortgage Association REMICs, Series 2009-36, Class HX, 4.50%, 6/25/29	40,326
2,427,983(d)	Federal National Mortgage Association REMICs, Series 2020-83, Class EI, 4.00%, 11/25/50	488,094
171,605,676(b)(d)	Flagstar Mortgage Trust, Series 2021-4, Class AX1, 0.206%, 6/1/51 (144A)	1,688,823
6,940,000(a)	Freddie Mac STACR REMIC Trust, Series 2019-HRP1, Class M3, 7.095% (1 Month USD LIBOR + 225 bps), 2/25/49 (144A)	6,731,535
6,718,747(a)	Freddie Mac STACR REMIC Trust, Series 2020-DNA3, Class B1, 9.945% (1 Month USD LIBOR + 510 bps), 6/25/50 (144A)	7,122,492
8,435,985(a)	Freddie Mac STACR REMIC Trust, Series 2020-DNA4, Class B1, 10.845% (1 Month USD LIBOR + 600 bps), 8/25/50 (144A)	9,110,095
2,563,026(a)	Freddie Mac STACR REMIC Trust, Series 2020-DNA5, Class M2, 7.36% (SOFR30A + 280 bps), 10/25/50 (144A)	2,592,435
9Pioneer Bond Fund |  | 3/31/23

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
4,316	Government National Mortgage Association, Series 2005-61, Class UZ, 5.25%, 8/16/35	$ 4,305
27,283	Government National Mortgage Association, Series 2012-130, Class PA, 3.00%, 4/20/41	26,976
320,458	Government National Mortgage Association, Series 2013-169, Class TE, 3.25%, 4/16/27	310,504
14,325,172(d)	Government National Mortgage Association, Series 2019-159, Class CI, 3.50%, 12/20/49	2,447,681
12,223,683(a)(d)	Government National Mortgage Association, Series 2020-9, Class SA, 0.000% (1 Month USD LIBOR + 335 bps), 1/20/50	301,935
6,071,000(b)	GS Mortgage-Backed Securities Corp. Trust, Series 2021-RPL1, Class B1, 2.75%, 12/25/60 (144A)	4,521,217
4,820,000(b)	GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ4, Class A33, 3.00%, 9/25/52 (144A)	3,386,391
152,651(b)	GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class A3, 2.352%, 9/27/60 (144A)	140,163
2,961,912(b)	GS Mortgage-Backed Securities Trust, Series 2021-PJ9, Class B3, 2.936%, 2/26/52 (144A)	2,042,446
1,782,124(a)	Home Re, Ltd., Series 2019-1, Class M1, 6.495% (1 Month USD LIBOR + 165 bps), 5/25/29 (144A)	1,781,505
556,453(a)	Home Re, Ltd., Series 2020-1, Class M1C, 8.995% (1 Month USD LIBOR + 415 bps), 10/25/30 (144A)	557,512
4,580,000(a)	Home Re, Ltd., Series 2020-1, Class M2, 10.095% (1 Month USD LIBOR + 525 bps), 10/25/30 (144A)	4,664,973
3,990,000(b)	Homeward Opportunities Fund I Trust, Series 2020-2, Class A3, 3.196%, 5/25/65 (144A)	3,573,966
2,185,000(b)	Homeward Opportunities Fund I Trust, Series 2020-2, Class M1, 3.897%, 5/25/65 (144A)	1,883,338
60,325,976(b)(d)	Hundred Acre Wood Trust, Series 2021-INV1, Class AX1, 0.226%, 7/25/51 (144A)	611,536
4,593,516(b)	Hundred Acre Wood Trust, Series 2021-INV1, Class B1, 3.226%, 7/25/51 (144A)	3,726,068
12,198,348(b)	Hundred Acre Wood Trust, Series 2021-INV3, Class A3, 2.50%, 12/25/51 (144A)	9,871,611
1,800,000(b)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class B1, 3.295%, 9/25/56 (144A)	1,056,281
2,065,000(b)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class M1, 2.489%, 9/25/56 (144A)	1,243,584
13,122,604	IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.40%, 8/18/43 (144A)	12,204,022
113,664,291(b)(d)	JP Morgan Mortgage Trust, Series 2021-10, Class AX1, 0.122%, 12/25/51 (144A)	674,086
Pioneer Bond Fund |  | 3/31/2310

Schedule of Investments  |  3/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
5,743,761(b)	JP Morgan Mortgage Trust, Series 2021-10, Class B1, 2.809%, 12/25/51 (144A)	$ 4,389,647
4,131,961(b)	JP Morgan Mortgage Trust, Series 2021-12, Class B1, 3.166%, 2/25/52 (144A)	3,272,668
3,943,512(b)	JP Morgan Mortgage Trust, Series 2021-13, Class B1, 3.143%, 4/25/52 (144A)	3,107,500
4,920,753(b)	JP Morgan Mortgage Trust, Series 2021-7, Class B2, 2.80%, 11/25/51 (144A)	3,526,450
98,613,334(b)(d)	JP Morgan Mortgage Trust, Series 2021-8, Class AX1, 0.123%, 12/25/51 (144A)	586,631
9,031,736(b)	JP Morgan Mortgage Trust, Series 2021-8, Class B2, 2.848%, 12/25/51 (144A)	6,488,498
2,681,120(b)	JP Morgan Mortgage Trust, Series 2021-INV1, Class B1, 2.983%, 10/25/51 (144A)	2,096,546
3,312,196(b)	JP Morgan Mortgage Trust, Series 2021-INV1, Class B2, 2.983%, 10/25/51 (144A)	2,458,493
4,615,148(b)	JP Morgan Mortgage Trust, Series 2021-INV4, Class B2, 3.223%, 1/25/52 (144A)	3,485,361
4,891,844(b)	JP Morgan Mortgage Trust, Series 2021-INV4, Class B3, 3.223%, 1/25/52 (144A)	3,456,698
6,420,000(b)	JP Morgan Mortgage Trust, Series 2022-4, Class A5, 3.00%, 10/25/52 (144A)	4,505,338
7,114,000(b)	JP Morgan Mortgage Trust, Series 2022-LTV1, Class M1, 3.524%, 7/25/52 (144A)	4,265,073
1,211,506	La Hipotecaria El Salvadorian Mortgage Trust, Series 2016-1A, Class A, 3.358%, 1/15/46 (144A)	1,111,557
398,455(a)	La Hipotecaria Panamanian Mortgage Trust, Series 2010-1GA, Class A, 2.75% (Panamanian Mortgage Reference Rate - 300 bps), 9/8/39 (144A)	379,778
1,906,933(a)	La Hipotecaria Panamanian Mortgage Trust, Series 2014-1A, Class A1, 3.508% (Panamanian Mortgage Reference Rate - 224 bps), 11/24/42 (144A)	1,782,982
7,584,306	La Hipotecaria Panamanian Mortgage Trust, Series 2021-1, Class GA, 4.35%, 7/13/52 (144A)	6,920,679
10,424,830(b)	Mello Mortgage Capital Acceptance, Series 2021-INV2, Class A15, 2.50%, 8/25/51 (144A)	8,201,818
4,014,748(b)	Mello Mortgage Capital Acceptance, Series 2021-MTG1, Class B2, 2.652%, 4/25/51 (144A)	2,824,057
4,644,154(b)	Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class B1, 2.673%, 6/25/51 (144A)	3,380,596
4,816,243(b)	Mello Mortgage Capital Acceptance, Series 2022-INV1, Class B1, 3.324%, 3/25/52 (144A)	3,793,051
11Pioneer Bond Fund |  | 3/31/23

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
141,855(b)	MFA Trust, Series 2020-NQM1, Class A3, 2.30%, 8/25/49 (144A)	$ 129,403
3,181,271(b)	Mill City Mortgage Loan Trust, Series 2017-3, Class B2, 3.25%, 1/25/61 (144A)	2,471,011
7,800,000(b)	Mill City Mortgage Loan Trust, Series 2019-GS1, Class M3, 3.25%, 7/25/59 (144A)	5,712,954
10,950,000(b)	New Residential Mortgage Loan Trust, Series 2019-RPL2, Class M2, 3.75%, 2/25/59 (144A)	9,372,162
4,175,000	NYMT Loan Trust, Series 2022-CP1, Class M1, 3.215%, 7/25/61 (144A)	3,420,046
3,344,582(a)	Oaktown Re V, Ltd., Series 2020-2A, Class M2, 10.095% (1 Month USD LIBOR + 525 bps), 10/25/30 (144A)	3,399,950
4,466,555(b)	OBX Trust, Series 2022-INV4, Class A2, 3.00%, 6/25/52 (144A)	3,783,137
8,545,293(b)	Oceanview Mortgage Trust, Series 2021-1, Class B2, 3.243%, 6/25/51 (144A)	6,536,811
2,814,929(b)	Oceanview Mortgage Trust, Series 2021-5, Class B2, 2.977%, 10/25/51 (144A)	2,111,126
6,628,066(b)	PRMI Securitization Trust, Series 2021-1, Class B1, 2.479%, 4/25/51 (144A)	4,755,230
2,716,841(b)	PRMI Securitization Trust, Series 2021-1, Class B2, 2.479%, 4/25/51 (144A)	1,888,515
3,401,082(b)	Provident Funding Mortgage Trust, Series 2021-1, Class B1, 2.384%, 4/25/51 (144A)	2,588,087
3,426,243(b)	Provident Funding Mortgage Trust, Series 2021-2, Class B1, 2.353%, 4/25/51 (144A)	2,412,094
2,865,367(b)	Provident Funding Mortgage Trust, Series 2021-J1, Class B1, 2.638%, 10/25/51 (144A)	2,188,604
2,953,297(b)	Provident Funding Mortgage Trust, Series 2021-J1, Class B2, 2.638%, 10/25/51 (144A)	2,194,331
6,538,531(a)	Radnor Re, Ltd., Series 2019-1, Class M1B, 6.795% (1 Month USD LIBOR + 195 bps), 2/25/29 (144A)	6,536,113
3,437,000(a)	Radnor Re, Ltd., Series 2019-1, Class M2, 8.045% (1 Month USD LIBOR + 320 bps), 2/25/29 (144A)	3,436,983
11,015,000(a)	Radnor Re, Ltd., Series 2020-1, Class M1C, 6.595% (1 Month USD LIBOR + 175 bps), 1/25/30 (144A)	10,885,801
2,723,748(b)	Rate Mortgage Trust, Series 2021-HB1, Class B1, 2.707%, 12/25/51 (144A)	2,003,451
4,078,361(b)	Rate Mortgage Trust, Series 2021-HB1, Class B2, 2.707%, 12/25/51 (144A)	2,913,330
4,015,632(b)	Rate Mortgage Trust, Series 2021-J3, Class B2, 2.715%, 10/25/51 (144A)	2,951,429
Pioneer Bond Fund |  | 3/31/2312

Schedule of Investments  |  3/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
4,001,927(b)	Rate Mortgage Trust, Series 2021-J4, Class B3, 2.632%, 11/25/51 (144A)	$ 2,706,520
5,113,709(b)	RCKT Mortgage Trust, Series 2021-1, Class B2A, 2.719%, 3/25/51 (144A)	3,871,709
5,366,049(b)	RCKT Mortgage Trust, Series 2021-2, Class B1A, 2.564%, 6/25/51 (144A)	3,959,858
3,819,899(b)	RCKT Mortgage Trust, Series 2021-2, Class B2A, 2.564%, 6/25/51 (144A)	2,735,508
3,443,861(b)	RCKT Mortgage Trust, Series 2021-3, Class A25, 2.50%, 7/25/51 (144A)	2,704,233
10,586,760(b)	RCKT Mortgage Trust, Series 2021-4, Class B1A, 3.008%, 9/25/51 (144A)	8,295,081
12,685,000(b)	RCKT Mortgage Trust, Series 2022-3, Class A17, 3.00%, 5/25/52 (144A)	8,869,776
3,000,000(b)	RMF Buyout Issuance Trust, Series 2021-HB1, Class M3, 3.69%, 11/25/31 (144A)	2,502,757
4,751,164(b)	RMF Proprietary Issuance Trust, Series 2021-2, Class A, 2.125%, 9/25/61 (144A)	3,145,910
15,169,225(b)	Saluda Grade Alternative Mortgage Trust, Series 2021-FIG2, Class A2, 3.50%, 10/25/51 (144A)	12,969,687
4,125,000(b)	Saluda Grade Alternative Mortgage Trust, Series 2022-SEQ2, Class A3, 4.50%, 5/25/55 (144A)	3,886,031
521,042(b)	Sequoia Mortgage Trust, Series 2012-6, Class B3, 3.702%, 12/25/42	492,039
76,811(b)	Sequoia Mortgage Trust, Series 2018-CH3, Class A1, 4.50%, 8/25/48 (144A)	74,938
2,849,952(b)	Sequoia Mortgage Trust, Series 2021-1, Class B2, 2.661%, 3/25/51 (144A)	2,068,957
1,361,681(b)	Sequoia Mortgage Trust, Series 2021-4, Class A1, 2.50%, 6/25/51 (144A)	1,101,951
4,725,000(b)	Sequoia Mortgage Trust, Series 2022-1, Class A7, 2.50%, 2/25/52 (144A)	3,126,867
11,220,000(a)	STACR Trust, Series 2018-HRP2, Class B1, 9.045% (1 Month USD LIBOR + 420 bps), 2/25/47 (144A)	11,534,573
3,468,992(a)	STACR Trust, Series 2018-HRP2, Class M3, 7.245% (1 Month USD LIBOR + 240 bps), 2/25/47 (144A)	3,464,387
10,000,000(b)	Towd Point Mortgage Trust, Series 2019-3, Class M2D, 3.25%, 2/25/59 (144A)	7,554,617
2,000,000(a)	Towd Point Mortgage Trust, Series 2019-HY2, Class B1, 7.095% (1 Month USD LIBOR + 225 bps), 5/25/58 (144A)	1,906,289
11,856,401(b)	Towd Point Mortgage Trust, Series 2021-R1, Class A1, 2.918%, 11/30/60 (144A)	9,602,001
13Pioneer Bond Fund |  | 3/31/23

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
1,193,903(a)	Triangle Re, Ltd., Series 2020-1, Class M2, 10.445% (1 Month USD LIBOR + 560 bps), 10/25/30 (144A)	$ 1,201,523
3,950,091(b)	UWM Mortgage Trust, Series 2021-INV4, Class B2, 3.228%, 12/25/51 (144A)	3,045,226
4,997,694(b)	UWM Mortgage Trust, Series 2021-INV5, Class B1, 3.24%, 1/25/52 (144A)	3,936,240
2,810,000(b)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A5, 3.00%, 12/25/51 (144A)	1,976,501
11,105,000(b)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A6, 2.50%, 12/25/51 (144A)	7,409,294
	Total Collateralized Mortgage Obligations (Cost $520,019,405)	$434,647,017

	Commercial Mortgage-Backed Securities—5.1% of Net Assets
4,360,000(a)	AREIT Trust, Series 2022-CRE6, Class D, 7.409% (SOFR30A + 285 bps), 1/16/37 (144A)	$ 3,929,442
7,460,000	BANK, Series 2017-BNK5, Class AS, 3.624%, 6/15/60	6,796,540
2,357,211(c)(d)	Bayview Commercial Asset Trust, Series 2007-2A, Class IO, 0.000%, 7/25/37 (144A)	—
6,200,000(a)	Beast Mortgage Trust, Series 2021-1818, Class A, 5.734% (1 Month USD LIBOR + 105 bps), 3/15/36 (144A)	5,465,381
7,340,000	Benchmark Mortgage Trust, Series 2018-B8, Class A4, 3.963%, 1/15/52	6,936,555
2,615,000(b)	Benchmark Mortgage Trust, Series 2020-IG3, Class B, 3.29%, 9/15/48 (144A)	2,091,952
3,030,000(b)	Benchmark Mortgage Trust, Series 2022-B34, Class AM, 3.833%, 4/15/55	2,604,916
1,375,000(a)	BSREP Commercial Mortgage Trust, Series 2021-DC, Class B, 6.035% (1 Month USD LIBOR + 135 bps), 8/15/38 (144A)	1,252,163
7,615,000(b)	BX Commercial Mortgage Trust, Series 2021-VIV5, Class A, 2.843%, 3/9/44 (144A)	6,200,678
17,400,000	BX Trust, Series 2019-OC11, Class A, 3.202%, 12/9/41 (144A)	14,854,347
13,115,000(a)	BX Trust, Series 2021-ARIA, Class D, 6.579% (1 Month USD LIBOR + 190 bps), 10/15/36 (144A)	12,161,394
3,845,959(a)	CHC Commercial Mortgage Trust, Series 2019-CHC, Class D, 6.734% (1 Month USD LIBOR + 205 bps), 6/15/34 (144A)	3,503,520
Pioneer Bond Fund |  | 3/31/2314

Schedule of Investments  |  3/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
5,552,000(b)	Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class B, 4.574%, 9/10/58	$ 5,127,763
3,000,000(b)	Citigroup Commercial Mortgage Trust, Series 2018-B2, Class AS, 4.179%, 3/10/51	2,761,927
4,875,301	Citigroup Commercial Mortgage Trust, Series 2018-C5, Class A3, 3.963%, 6/10/51	4,578,626
39,819,351(b)	COMM Mortgage Trust, Series 2014-CR18, Class XA, 0.947%, 7/15/47	319,514
2,000,000(b)	COMM Mortgage Trust, Series 2015-DC1, Class B, 4.035%, 2/10/48	1,743,557
1,375,000(b)	COMM Mortgage Trust, Series 2018-COR3, Class B, 4.512%, 5/10/51	1,244,006
651,264(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN1, Class M1, 6.484% (SOFR30A + 200 bps), 1/25/51 (144A)	611,287
6,790,000(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN3, Class M2, 8.56% (SOFR30A + 400 bps), 11/25/51 (144A)	5,852,839
2,500,000(b)	FREMF Mortgage Trust, Series 2017-KW03, Class B, 4.076%, 7/25/27 (144A)	2,320,981
3,250,715(a)	FREMF Mortgage Trust, Series 2018-KSW4, Class B, 7.119% (1 Month USD LIBOR + 245 bps), 10/25/28	3,101,130
1,748,283(a)	FREMF Mortgage Trust, Series 2018-KSW4, Class C, 9.669% (1 Month USD LIBOR + 500 bps), 10/25/28	1,552,210
4,590,000(b)	FREMF Mortgage Trust, Series 2019-K88, Class C, 4.383%, 2/25/52 (144A)	4,280,455
4,106,918(a)	FREMF Mortgage Trust, Series 2019-KF64, Class B, 6.969% (1 Month USD LIBOR + 230 bps), 6/25/26 (144A)	4,003,006
8,019,916(a)	FREMF Mortgage Trust, Series 2019-KF66, Class B, 7.069% (1 Month USD LIBOR + 240 bps), 7/25/29 (144A)	7,687,012
2,840,628(b)	FREMF Mortgage Trust, Series 2019-KJ24, Class B, 7.60%, 10/25/27 (144A)	2,610,209
5,000,000(a)	FREMF Mortgage Trust, Series 2019-KS12, Class C, 11.569% (1 Month USD LIBOR + 690 bps), 8/25/29	4,726,585
9,000,000(e)	FREMF Mortgage Trust, Series 2021-KG05, Class C, 0.000%, 1/25/31 (144A)	4,504,011
110,999,571	FREMF Mortgage Trust, Series 2021-KG05, Class X2A, 0.10%, 1/25/31 (144A)	626,659
9,000,000	FREMF Mortgage Trust, Series 2021-KG05, Class X2B, 0.10%, 1/25/31 (144A)	46,980
15Pioneer Bond Fund |  | 3/31/23

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
3,353,193(b)	FRESB Mortgage Trust, Series 2018-SB52, Class A7F, 3.39%, 6/25/25	$ 3,256,250
16,308,650(b)(d)	Government National Mortgage Association, Series 2017-21, Class IO, 0.633%, 10/16/58	563,704
4,885,000(a)	GS Mortgage Securities Corportation Trust, Series 2021-IP, Class D, 6.784% (1 Month USD LIBOR + 210 bps), 10/15/36 (144A)	4,466,289
8,216,000	ILPT Trust, Series 2019-SURF, Class A, 4.145%, 2/11/41 (144A)	7,595,538
5,685,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS, 3.144%, 8/15/49	5,063,187
5,435,000(b)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON, Class C, 3.756%, 1/5/31 (144A)	5,428,758
6,150,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (144A)	5,535,000
3,450,000(b)	JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class B, 3.99%, 6/15/49	2,911,959
2,000,000(b)	JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class D, 3.068%, 12/15/49 (144A)	1,339,556
7,010,000	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class A4, 4.211%, 6/15/51	6,651,312
45,714,000(b)	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class XB, 0.147%, 6/15/51	266,435
6,560,000	Key Commercial Mortgage Securities Trust, Series 2019-S2, Class A3, 3.469%, 6/15/52 (144A)	5,959,146
8,225,563(a)	Med Trust, Series 2021-MDLN, Class E, 7.835% (1 Month USD LIBOR + 315 bps), 11/15/38 (144A)	7,715,490
2,250,000(a)	MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class D, 7.274% (1 Month Term SOFR + 261 bps), 7/15/36 (144A)	2,101,166
2,628,500(b)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class C, 4.129%, 3/15/48	1,966,262
6,330,000(b)	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.276%, 7/11/40 (144A)	5,597,618
2,000,000	Palisades Center Trust, Series 2016-PLSD, Class A, 2.713%, 4/13/33 (144A)	1,200,000
6,380,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class D, 7.795% (1 Month USD LIBOR + 295 bps), 11/25/36 (144A)	5,922,098
266,389	ReadyCap Commercial Mortgage Trust, Series 2019-6, Class A, 2.833%, 10/25/52 (144A)	248,736
Pioneer Bond Fund |  | 3/31/2316

Schedule of Investments  |  3/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
16,245,000	SLG Office Trust, Series 2021-OVA, Class E, 2.851%, 7/15/41 (144A)	$ 11,733,383
2,375,000(b)	Soho Trust, Series 2021-SOHO, Class A, 2.697%, 8/10/38 (144A)	1,738,206
9,760,000(a)	Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class B, 7.759% (1 Month Term SOFR + 293 bps), 5/15/37 (144A)	9,313,343
1,774,000(b)	UBS Commercial Mortgage Trust, Series 2018-C9, Class C, 4.954%, 3/15/51	1,537,755
28,803,840(b)	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class XA, 0.877%, 9/15/57	508,454
2,795,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C51, Class A4, 3.311%, 6/15/52	2,493,686
	Total Commercial Mortgage-Backed Securities (Cost $257,864,657)	$224,608,976

	Corporate Bonds — 29.3% of Net Assets
	Aerospace & Defense — 0.8%
19,915,000	Boeing Co., 3.75%, 2/1/50	$ 15,072,148
13,240,000	Boeing Co., 3.90%, 5/1/49	9,990,807
7,995,000	Boeing Co., 5.805%, 5/1/50	8,048,303
	Total Aerospace & Defense	$33,111,258

	Airlines — 0.4%
4,887,729	Air Canada 2017-1 Class AA Pass Through Trust, 3.30%, 1/15/30 (144A)	$ 4,304,276
1,260,600	American Airlines 2021-1 Class B Pass Through Trust, 3.95%, 7/11/30	1,106,191
2,490,000	Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28 (144A)	2,401,635
4,124,180	JetBlue 2019-1 Class AA Pass Through Trust, 2.75%, 5/15/32	3,483,555
1,553,128	JetBlue 2020-1 Class A Pass Through Trust, 4.00%, 11/15/32	1,423,517
1,989,625	United Airlines 2020-1 Class B Pass Through Trust, 4.875%, 1/15/26	1,923,461
1,320,000	United Airlines, Inc., 4.625%, 4/15/29 (144A)	1,193,942
	Total Airlines	$15,836,577

	Auto Manufacturers — 0.8%
3,640,000	Ford Motor Co., 6.10%, 8/19/32	$ 3,527,364
6,150,000	Ford Motor Credit Co. LLC, 3.625%, 6/17/31	5,067,786
17Pioneer Bond Fund |  | 3/31/23

Principal Amount USD ($)		Value
	Auto Manufacturers — (continued)
3,140,000	Ford Motor Credit Co. LLC, 7.35%, 3/6/30	$ 3,226,350
6,464,000	General Motors Co., 6.60%, 4/1/36	6,654,728
1,605,000	General Motors Financial Co., Inc., 3.10%, 1/12/32	1,307,765
7,475,000	General Motors Financial Co., Inc., 6.40%, 1/9/33	7,706,601
8,805,000	Hyundai Capital America, 5.80%, 4/1/30 (144A)	8,881,087
	Total Auto Manufacturers	$36,371,681

	Banks — 9.8%
16,300,000(b)	ABN AMRO Bank NV, 2.47% (1 Year CMT Index + 110 bps), 12/13/29 (144A)	$ 13,703,413
2,600,000(b)	ABN AMRO Bank NV, 3.324% (5 Year CMT Index + 190 bps), 3/13/37 (144A)	1,993,431
14,720,000(b)	AIB Group Plc, 4.263% (3 Month USD LIBOR + 187 bps), 4/10/25 (144A)	14,405,326
2,693,000(b)	ANZ Bank New Zealand, Ltd., 5.548% (5 Year CMT Index + 270 bps), 8/11/32 (144A)	2,654,002
9,413,000	Banco Santander Chile, 2.70%, 1/10/25 (144A)	9,001,181
8,200,000(b)	Banco Santander SA, 1.722% (1 Year CMT Index + 90 bps), 9/14/27	7,156,973
2,800,000	Banco Santander SA, 2.749%, 12/3/30	2,184,134
17,000,000(b)	Banco Santander SA, 3.225% (1 Year CMT Index + 160 bps), 11/22/32	13,234,594
11,055,000(b)	Bank of America Corp., 2.572% (SOFR + 121 bps), 10/20/32	9,035,395
18,900,000(b)	Bank of America Corp., 2.884% (3 Month USD LIBOR + 119 bps), 10/22/30	16,439,827
4,385,000(b)	Bank of New York Mellon Corp., 5.834% (SOFR + 207 bps), 10/25/33	4,682,617
19,195,000(b)	Bank of Nova Scotia, 4.588% (5 Year CMT Index + 205 bps), 5/4/37	16,919,734
10,825,000(b)	Barclays Plc, 5.746% (1 Year CMT Index + 300 bps), 8/9/33	10,604,633
4,435,000(b)	Barclays Plc, 7.437% (1 Year CMT Index + 350 bps), 11/2/33	4,902,041
7,275,000(b)	BNP Paribas SA, 2.159% (SOFR + 122 bps), 9/15/29 (144A)	6,064,898
11,470,000(b)	BPCE SA, 3.116% (SOFR + 173 bps), 10/19/32 (144A)	8,593,120
5,625,000(b)	BPCE SA, 3.648% (5 Year CMT Index + 190 bps), 1/14/37 (144A)	4,414,240
4,740,000(b)	CaixaBank SA, 6.208% (SOFR + 270 bps), 1/18/29 (144A)	4,769,621
7,440,000(b)	Citigroup, Inc., 2.52% (SOFR + 118 bps), 11/3/32	6,056,601
Pioneer Bond Fund |  | 3/31/2318

Schedule of Investments  |  3/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
5,530,000(b)	Citigroup, Inc., 4.91% (SOFR + 209 bps), 5/24/33	$ 5,427,876
10,660,000(b)	Comerica Bank, 5.332% (SOFR + 261 bps), 8/25/33	9,247,114
7,000,000(b)	Goldman Sachs Group, Inc., 2.65% (SOFR + 126 bps), 10/21/32	5,783,763
5,815,000(b)	Goldman Sachs Group, Inc., 4.223% (3 Month USD LIBOR + 130 bps), 5/1/29	5,572,483
10,240,000(b)	HSBC Holdings Plc, 2.206% (SOFR + 129 bps), 8/17/29	8,586,130
11,015,000(b)	HSBC Holdings Plc, 2.871% (SOFR + 141 bps), 11/22/32	8,932,522
1,835,000(b)	HSBC Holdings Plc, 5.402% (SOFR + 287 bps), 8/11/33	1,813,724
5,835,000(b)	HSBC Holdings Plc, 6.161% (SOFR + 197 bps), 3/9/29	5,998,961
1,800,000(b)	ING Groep NV, 4.252% (SOFR + 207 bps), 3/28/33	1,643,885
15,574,000(b)(f)	ING Groep NV, 4.25% (5 Year CMT Index + 286 bps)	10,293,947
900,000(b)	Intesa Sanpaolo S.p.A., 4.198% (1 Year CMT Index + 260 bps), 6/1/32 (144A)	654,678
4,695,000(b)	Intesa Sanpaolo S.p.A., 4.95% (1 Year CMT Index + 275 bps), 6/1/42 (144A)	3,112,239
6,480,000(b)	Intesa Sanpaolo S.p.A., 8.248% (1 Year CMT Index + 440 bps), 11/21/33 (144A)	6,865,110
9,060,000(b)	JPMorgan Chase & Co., 2.545% (SOFR + 118 bps), 11/8/32	7,511,599
2,960,000(b)	JPMorgan Chase & Co., 4.586% (SOFR + 180 bps), 4/26/33	2,866,242
4,961,000	KeyBank NA, 4.90%, 8/8/32	4,355,370
5,400,000(b)	Lloyds Banking Group Plc, 4.976% (1 Year CMT Index + 230 bps), 8/11/33	5,169,601
8,408,000(b)	Lloyds Banking Group Plc, 7.953% (1 Year CMT Index + 375 bps), 11/15/33	9,300,271
6,185,000(b)(f)	Lloyds Banking Group Plc, 8.00% (5 Year CMT Index + 391 bps)	5,697,931
9,860,000(b)	Macquarie Group, Ltd., 2.691% (SOFR + 144 bps), 6/23/32 (144A)	7,888,949
6,190,000(b)	Macquarie Group, Ltd., 2.871% (SOFR + 153 bps), 1/14/33 (144A)	5,013,520
3,490,000(b)	Mitsubishi UFJ Financial Group, Inc., 2.494% (1 Year CMT Index + 97 bps), 10/13/32	2,817,295
4,030,000(b)	Mizuho Financial Group, Inc., 5.669% (1 Year CMT Index + 240 bps), 9/13/33	4,089,323
9,845,000(b)	Morgan Stanley, 5.297% (SOFR + 262 bps), 4/20/37	9,280,880
19Pioneer Bond Fund |  | 3/31/23

Principal Amount USD ($)		Value
	Banks — (continued)
1,830,000(b)	Morgan Stanley, 5.948% (5 Year CMT Index + 243 bps), 1/19/38	$ 1,819,783
6,940,000	National Australia Bank, Ltd., 6.429%, 1/12/33 (144A)	7,147,859
10,926,000(b)(f)	Nordea Bank Abp, 3.75% (5 Year CMT Index + 260 bps) (144A)	8,483,274
3,370,000(b)	PNC Financial Services Group, Inc., 5.068% (SOFR + 193 bps), 1/24/34	3,324,545
6,210,000(b)	Santander Holdings USA, Inc., 2.49% (SOFR + 125 bps), 1/6/28	5,369,071
2,195,000(b)	Societe Generale SA, 2.797% (1 Year CMT Index + 130 bps), 1/19/28 (144A)	1,937,597
3,095,000(b)	Societe Generale SA, 4.027% (1 Year CMT Index + 190 bps), 1/21/43 (144A)	2,065,132
4,550,000(b)(f)	Societe Generale SA, 5.375% (5 Year CMT Index + 451 bps) (144A)	3,275,704
8,090,000(b)	Societe Generale SA, 6.221% (1 Year CMT Index + 320 bps), 6/15/33 (144A)	7,516,052
1,000,000(b)	Societe Generale SA, 6.691% (1 Year CMT Index + 295 bps), 1/10/34 (144A)	1,022,150
17,125,000(b)	Standard Chartered Plc, 3.603% (1 Year CMT Index + 190 bps), 1/12/33 (144A)	13,843,344
2,100,000(b)	State Street Corp., 4.421% (SOFR + 161 bps), 5/13/33	2,006,802
8,350,000	Toronto-Dominion Bank, 4.456%, 6/8/32	8,131,644
15,765,000(b)	Truist Financial Corp., 4.916% (SOFR + 224 bps), 7/28/33	14,690,711
12,330,000(b)	UBS Group AG, 2.746% (1 Year CMT Index + 110 bps), 2/11/33 (144A)	9,879,753
2,615,000(b)	UBS Group AG, 4.988% (1 Year CMT Index + 240 bps), 8/5/33 (144A)	2,494,706
19,295,000(b)	UniCredit S.p.A., 2.569% (1 Year CMT Index + 230 bps), 9/22/26 (144A)	17,465,551
4,578,000(b)	UniCredit S.p.A., 5.459% (5 Year CMT Index + 475 bps), 6/30/35 (144A)	3,771,192
7,483,000(b)	UniCredit S.p.A., 7.296% (5 Year USD ICE Swap Rate + 491 bps), 4/2/34 (144A)	6,903,807
17,775,000(b)	US Bancorp, 2.491% (5 Year CMT Index + 95 bps), 11/3/36	13,719,371
	Total Banks	$429,607,242

Pioneer Bond Fund |  | 3/31/2320

Schedule of Investments  |  3/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Biotechnology — 0.2%
5,095,000	Amgen, Inc., 5.25%, 3/2/33	$ 5,234,598
2,206,000	Bio-Rad Laboratories, Inc., 3.70%, 3/15/32	1,995,214
	Total Biotechnology	$7,229,812

	Building Materials — 0.1%
4,490,000	Fortune Brands Innovations, Inc., 4.50%, 3/25/52	$ 3,428,279
	Total Building Materials	$3,428,279

	Chemicals — 0.8%
7,048,000	Albemarle Corp., 5.05%, 6/1/32	$ 6,884,168
9,792,000	Albemarle Corp., 5.65%, 6/1/52	9,411,017
6,041,000	Celanese US Holdings LLC, 6.379%, 7/15/32	6,123,694
11,770,000	OCI NV, 6.70%, 3/16/33 (144A)	11,740,784
	Total Chemicals	$34,159,663

	Commercial Services — 0.6%
3,646,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26 (144A)	$ 3,503,824
2,115,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 4.625%, 6/1/28 (144A)	1,789,819
1,230,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 4.625%, 6/1/28 (144A)	1,032,404
4,500,000	Ashtead Capital, Inc., 5.50%, 8/11/32 (144A)	4,420,614
3,080,000	CoreLogic, Inc., 4.50%, 5/1/28 (144A)	2,336,950
6,660,000	Garda World Security Corp., 4.625%, 2/15/27 (144A)	5,978,360
5,385,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	5,034,975
	Total Commercial Services	$24,096,946

	Diversified Financial Services — 2.1%
6,710,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 1/30/32	$ 5,558,749
7,725,000	Air Lease Corp., 2.10%, 9/1/28	6,436,345
4,915,000	Air Lease Corp., 2.875%, 1/15/32	4,059,869
6,235,000	Air Lease Corp., 3.125%, 12/1/30	5,289,690
11,780,000	Ally Financial, Inc., 4.75%, 6/9/27	10,970,118
7,335,000	Ameriprise Financial, Inc., 5.15%, 5/15/33	7,313,398
905,000	Avolon Holdings Funding, Ltd., 3.95%, 7/1/24 (144A)	880,547
6,515,000	B3 SA - Brasil Bolsa Balcao, 4.125%, 9/20/31 (144A)	5,388,008
8,534,000	Bread Financial Holdings, Inc., 7.00%, 1/15/26 (144A)	7,546,357
3,750,000(b)	Capital One Financial Corp., 5.247% (SOFR + 260 bps), 7/26/30	3,540,030
21Pioneer Bond Fund |  | 3/31/23

Principal Amount USD ($)		Value
	Diversified Financial Services — (continued)
9,235,000(b)	Capital One Financial Corp., 5.268% (SOFR + 237 bps), 5/10/33	$ 8,692,881
860,000(b)	Capital One Financial Corp., 5.817% (SOFR + 260 bps), 2/1/34	831,036
14,325,000	Nomura Holdings, Inc., 2.999%, 1/22/32	11,496,989
4,645,000	Nomura Holdings, Inc., 5.605%, 7/6/29	4,623,961
4,020,000	OneMain Finance Corp., 3.50%, 1/15/27	3,373,832
8,559,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	7,146,765
	Total Diversified Financial Services	$93,148,575

	Electric — 0.9%
6,305,000(b)	Algonquin Power & Utilities Corp., 4.75% (5 Year CMT Index + 325 bps), 1/18/82	$ 5,044,000
714,000	Enel Finance International NV, 7.75%, 10/14/52 (144A)	835,871
2,125,000	Entergy Louisiana LLC, 4.75%, 9/15/52	1,996,289
3,820,000	Niagara Mohawk Power Corp., 5.783%, 9/16/52 (144A)	3,969,191
8,840,000	NRG Energy, Inc., 2.45%, 12/2/27 (144A)	7,563,070
7,410,000	NRG Energy, Inc., 3.875%, 2/15/32 (144A)	5,928,000
6,870,000	Puget Energy, Inc., 2.379%, 6/15/28	6,051,591
7,185,000	Puget Energy, Inc., 4.10%, 6/15/30	6,634,321
2,120,000	Puget Energy, Inc., 4.224%, 3/15/32	1,940,418
	Total Electric	$39,962,751

	Energy-Alternate Sources — 0.1%
4,548,574	Adani Renewable Energy RJ, Ltd./Kodangal Solar Parks Pvt, Ltd./Wardha Solar Maharash, 4.625%, 10/15/39 (144A)	$ 3,170,878
254,867	Alta Wind Holdings LLC, 7.00%, 6/30/35 (144A)	245,373
	Total Energy-Alternate Sources	$3,416,251

	Entertainment — 0.2%
8,400,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.625%, 4/16/29 (144A)	$ 6,484,946
2,700,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.625%, 4/6/31 (144A)	1,983,283
	Total Entertainment	$8,468,229

	Food — 0.6%
3,430,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.00%, 2/2/29 (144A)	$ 2,921,845
Pioneer Bond Fund |  | 3/31/2322

Schedule of Investments  |  3/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Food — (continued)
1,654,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.00%, 5/15/32 (144A)	$ 1,295,429
7,490,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.75%, 4/1/33 (144A)	7,152,950
2,335,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 12/1/52 (144A)	2,216,386
5,405,000	Minerva Luxembourg SA, 4.375%, 3/18/31 (144A)	4,437,821
6,070,000	Smithfield Foods, Inc., 2.625%, 9/13/31 (144A)	4,587,707
5,935,000	Smithfield Foods, Inc., 3.00%, 10/15/30 (144A)	4,735,478
668,000	Smithfield Foods, Inc., 5.20%, 4/1/29 (144A)	623,997
	Total Food	$27,971,613

	Forest Products & Paper — 0.0%†
2,052,000	Inversiones CMPC SA, 3.85%, 1/13/30 (144A)	$ 1,858,886
	Total Forest Products & Paper	$1,858,886

	Gas — 0.4%
2,810,000	Boston Gas Co., 3.15%, 8/1/27 (144A)	$ 2,581,744
11,700,000	KeySpan Gas East Corp., 5.994%, 3/6/33 (144A)	12,062,347
1,576,159	Nakilat, Inc., 6.267%, 12/31/33 (144A)	1,647,086
	Total Gas	$16,291,177

	Hand & Machine Tools — 0.2%
3,559,000	Kennametal, Inc., 2.80%, 3/1/31	$ 2,921,439
3,755,000	Regal Rexnord Corp., 6.30%, 2/15/30 (144A)	3,780,928
	Total Hand & Machine Tools	$6,702,367

	Healthcare-Products — 0.2%
2,139,000	Edwards Lifesciences Corp., 4.30%, 6/15/28	$ 2,129,144
10,178,000	Smith & Nephew Plc, 2.032%, 10/14/30	8,251,878
	Total Healthcare-Products	$10,381,022

	Healthcare-Services — 0.4%
2,500,000	Elevance Health, Inc., 6.10%, 10/15/52	$ 2,789,196
16,810,000	Fresenius Medical Care US Finance III, Inc., 2.375%, 2/16/31 (144A)	12,640,705
	Total Healthcare-Services	$15,429,901

	Insurance — 1.7%
5,530,000	Brown & Brown, Inc., 4.20%, 3/17/32	$ 4,971,807
13,975,000	CNO Global Funding, 2.65%, 1/6/29 (144A)	12,134,491
2,720,000(b)	Farmers Exchange Capital III, 5.454% (3 Month USD LIBOR + 345 bps), 10/15/54 (144A)	2,496,110
23Pioneer Bond Fund |  | 3/31/23

Principal Amount USD ($)		Value
	Insurance — (continued)
8,910,000(b)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	$ 6,977,726
16,962,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	19,730,710
7,760,000	Metropolitan Life Global Funding I, 5.15%, 3/28/33 (144A)	7,822,791
14,190,000	Nationwide Mutual Insurance Co., 4.35%, 4/30/50 (144A)	11,216,171
9,700,000(b)	Nippon Life Insurance Co., 2.90% (5 Year CMT Index + 260 bps), 9/16/51 (144A)	7,732,605
2,590,000	Primerica, Inc., 2.80%, 11/19/31	2,174,373
635,000	Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)	711,502
	Total Insurance	$75,968,286

	Iron & Steel — 0.0%†
2,136,000	Commercial Metals Co., 4.375%, 3/15/32	$ 1,837,442
332,000	Mineral Resources, Ltd., 8.00%, 11/1/27 (144A)	341,452
	Total Iron & Steel	$2,178,894

	Lodging — 0.4%
2,230,000	Marriott International, Inc., 4.90%, 4/15/29	$ 2,210,459
14,805,000	Marriott International, Inc., 3.50%, 10/15/32	12,975,142
2,845,000	Marriott International, Inc., 4.625%, 6/15/30	2,762,105
1,720,000	Sands China, Ltd., 4.875%, 6/18/30	1,522,407
	Total Lodging	$19,470,113

	Machinery-Construction & Mining — 0.1%
5,155,000	Weir Group Plc, 2.20%, 5/13/26 (144A)	$ 4,644,046
	Total Machinery-Construction & Mining	$4,644,046

	Media — 0.5%
1,085,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/1/33 (144A)	$ 873,479
7,800,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30 (144A)	6,757,881
2,130,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 3/1/31 (144A)	2,096,719
4,380,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.40%, 4/1/33	3,886,862
8,827,000	CSC Holdings LLC, 4.50%, 11/15/31 (144A)	6,364,355
	Total Media	$19,979,296

Pioneer Bond Fund |  | 3/31/2324

Schedule of Investments  |  3/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Mining — 0.4%
4,204,000	Anglo American Capital Plc, 2.25%, 3/17/28 (144A)	$ 3,637,777
3,064,000	Anglo American Capital Plc, 4.75%, 3/16/52 (144A)	2,601,589
4,092,000	AngloGold Ashanti Holdings Plc, 3.75%, 10/1/30	3,579,366
8,310,000	Rio Tinto Finance USA Plc, 5.125%, 3/9/53	8,558,001
	Total Mining	$18,376,733

	Miscellaneous Manufacturing — 0.1%
3,210,000	Eaton Corp., 4.70%, 8/23/52	$ 3,086,112
3,806,000	Teledyne Technologies, Inc., 2.25%, 4/1/28	3,401,459
	Total Miscellaneous Manufacturing	$6,487,571

	Multi-National — 0.2%
6,560,000	Banque Ouest Africaine de Developpement, 4.70%, 10/22/31 (144A)	$ 5,352,435
2,030,000	Banque Ouest Africaine de Developpement, 5.00%, 7/27/27 (144A)	1,870,239
	Total Multi-National	$7,222,674

	Oil & Gas — 0.9%
18,980,000	Aker BP ASA, 3.10%, 7/15/31 (144A)	$ 16,053,076
1,225,000	Harbour Energy Plc, 5.50%, 10/15/26 (144A)	1,071,875
2,580,000	Lundin Energy Finance BV, 2.00%, 7/15/26 (144A)	2,320,900
11,125,000	Phillips 66 Co., 3.75%, 3/1/28 (144A)	10,556,888
7,773,000	Valero Energy Corp., 6.625%, 6/15/37	8,501,356
	Total Oil & Gas	$38,504,095

	Oil & Gas Services — 0.0%†
2,065,000	Halliburton Co., 7.60%, 8/15/96 (144A)	$ 2,117,592
	Total Oil & Gas Services	$2,117,592

	Pharmaceuticals — 0.3%
7,765,000	CVS Health Corp., 5.25%, 2/21/33	$ 7,922,895
2,720,000	Teva Pharmaceutical Finance Netherlands III BV, 4.75%, 5/9/27	2,538,923
2,720,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/9/29	2,463,536
	Total Pharmaceuticals	$12,925,354

	Pipelines — 2.1%
2,265,000	Boardwalk Pipelines LP, 3.60%, 9/1/32	$ 1,947,559
3,720,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 7.375%, 2/1/31 (144A)	3,720,000
2,930,000	Energy Transfer LP, 4.15%, 9/15/29	2,737,224
13,251,000	Energy Transfer LP, 4.95%, 5/15/28	13,060,058
25Pioneer Bond Fund |  | 3/31/23

Principal Amount USD ($)		Value
	Pipelines — (continued)
4,800,000	Energy Transfer LP, 5.35%, 5/15/45	$ 4,243,569
3,750,000	Energy Transfer LP, 6.00%, 6/15/48	3,583,342
7,285,000(b)(f)	Energy Transfer LP, 7.125% (5 Year CMT Index + 531 bps)	6,126,685
7,631,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	6,081,754
3,944,000	EnLink Midstream Partners LP, 5.60%, 4/1/44	3,218,975
16,180,000	Kinder Morgan, Inc., 5.45%, 8/1/52	15,023,445
9,120,000	MPLX LP, 4.25%, 12/1/27	8,831,046
7,725,000	MPLX LP, 4.95%, 3/14/52	6,714,405
6,295,000	NGPL PipeCo LLC, 3.25%, 7/15/31 (144A)	5,342,213
2,270,000	Williams Cos., Inc., 7.75%, 6/15/31	2,535,931
7,360,000	Williams Cos., Inc., 7.50%, 1/15/31	8,196,030
	Total Pipelines	$91,362,236

	REITs — 1.4%
1,955,000	GLP Capital LP/GLP Financing II, Inc., 3.25%, 1/15/32	$ 1,586,209
4,748,000	HAT Holdings I LLC/HAT Holdings II LLC , 3.375%, 6/15/26 (144A)	4,118,890
8,169,000	Healthcare Realty Holdings LP, 3.10%, 2/15/30	7,078,665
1,450,000	Highwoods Realty LP, 2.60%, 2/1/31	974,981
2,539,000	Highwoods Realty LP, 4.125%, 3/15/28	2,249,130
7,870,000	LXP Industrial Trust, 2.375%, 10/1/31	6,060,855
4,880,000	LXP Industrial Trust, 2.70%, 9/15/30	3,960,799
15,000,000	Simon Property Group LP, 5.50%, 3/8/33	14,921,022
15,090,000	Sun Communities Operating LP, 5.70%, 1/15/33	15,099,894
4,865,000	UDR, Inc., 4.40%, 1/26/29	4,661,855
	Total REITs	$60,712,300

	Retail — 0.7%
1,675,000	AutoNation, Inc., 1.95%, 8/1/28	$ 1,386,408
1,675,000	AutoNation, Inc., 2.40%, 8/1/31	1,289,728
7,335,000	AutoNation, Inc., 3.85%, 3/1/32	6,246,647
3,775,000	AutoNation, Inc., 4.75%, 6/1/30	3,548,426
11,070,000	Dollar Tree, Inc., 2.65%, 12/1/31	9,274,232
8,895,000	Lowe's Cos., Inc., 3.75%, 4/1/32	8,213,196
	Total Retail	$29,958,637

	Semiconductors — 0.7%
978,000	Broadcom, Inc., 3.137%, 11/15/35 (144A)	$ 752,140
14,123,000	Broadcom, Inc., 3.187%, 11/15/36 (144A)	10,702,657
3,930,000	Broadcom, Inc., 4.15%, 4/15/32 (144A)	3,580,957
2,960,000	Broadcom, Inc., 4.30%, 11/15/32	2,727,172
Pioneer Bond Fund |  | 3/31/2326

Schedule of Investments  |  3/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Semiconductors — (continued)
5,965,000	Micron Technology, Inc., 5.875%, 2/9/33	$ 6,030,928
8,577,000	Skyworks Solutions, Inc., 3.00%, 6/1/31	7,136,301
	Total Semiconductors	$30,930,155

	Software — 0.2%
12,416,000	Autodesk, Inc., 2.40%, 12/15/31	$ 10,326,786
	Total Software	$10,326,786

	Telecommunications — 0.7%
1,945,000	Altice France SA, 5.125%, 7/15/29 (144A)	$ 1,463,613
7,584,000	Altice France SA, 5.50%, 1/15/28 (144A)	6,230,635
2,673,000	Level 3 Financing, Inc., 4.625%, 9/15/27 (144A)	1,607,141
9,430,000	Motorola Solutions, Inc., 2.30%, 11/15/30	7,663,786
4,420,000	Motorola Solutions, Inc., 5.60%, 6/1/32	4,445,752
5,250,000	T-Mobile USA, Inc., 2.70%, 3/15/32	4,422,351
4,265,000	T-Mobile USA, Inc., 5.20%, 1/15/33	4,349,958
	Total Telecommunications	$30,183,236

	Trucking & Leasing — 0.3%
2,897,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.40%, 7/1/27 (144A)	$ 2,779,170
8,305,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.55%, 5/1/28 (144A)	8,290,836
	Total Trucking & Leasing	$11,070,006

	Total Corporate Bonds (Cost $1,448,621,910)	$1,279,890,240

Shares
	Convertible Preferred Stock — 0.6% of Net Assets
	Banks — 0.6%
22,514(f)	Wells Fargo & Co., 7.50%	$ 26,482,093
	Total Banks	$26,482,093

	Total Convertible Preferred Stock (Cost $28,773,488)	$26,482,093

27Pioneer Bond Fund |  | 3/31/23

Principal Amount USD ($)		Value
	Municipal Bonds — 0.1% of Net Assets(g)
	Virginia — 0.1%
2,335,000	Virginia Commonwealth Transportation Board, Transportation Capital Projects, 4.00%, 5/15/32	$ 2,366,966
	Total Virginia	$2,366,966

	Total Municipal Bonds (Cost $2,453,151)	$2,366,966

	Insurance-Linked Securities — 3.3% of Net Assets#
	Event Linked Bonds — 1.1%
	Earthquakes – California — 0.1%
1,000,000(a)	Phoenician Re, 7.591%, (3 Month U.S. Treasury Bill + 290 bps), 12/14/24 (144A)	$ 945,400
1,750,000(a)	Sutter Re, 9.693%, (3 Month U.S. Treasury Bill + 500 bps), 5/23/23 (144A)	1,748,600
		$2,694,000

	Earthquakes – Mexico — 0.0%†
250,000(a)	International Bank for Reconstruction & Development, 8.574%, (3 Month USD LIBOR + 350 bps), 3/13/24 (144A)	$ 248,775
	Earthquakes - U.S. — 0.0%†
500,000(b)	Veraison Re, 11.193%, (1 Month U.S. Treasury Bill + 650 bps), 3/9/26 (144A)	$ 500,550
	Flood - U.S. — 0.1%
2,000,000(a)	FloodSmart Re, 15.943%, (3 Month U.S. Treasury Bill + 1,125 bps), 2/25/25 (144A)	$ 1,860,000
1,250,000(a)	FloodSmart Re, 18.273%, (3 Month U.S. Treasury Bill + 1,358 bps), 3/1/24 (144A)	1,165,625
75,000(a)	FloodSmart Re, 19.773%, (3 Month U.S. Treasury Bill + 1,508 bps), 2/27/26 (144A)	60,000
		$3,085,625

	Health – U.S. — 0.1%
2,250,000(a)	Vitality Re XIII, 6.693%, (3 Month U.S. Treasury Bill + 200 bps), 1/6/26 (144A)	$ 2,164,050
3,250,000(a)	Vitality Re XIV, 8.193%, (3 Month U.S. Treasury Bill + 350 bps), 1/5/27 (144A)	3,246,100
750,000(a)	Vitality Re XIV, 9.193%, (3 Month U.S. Treasury Bill + 450 bps), 1/5/27 (144A)	749,100
		$6,159,250

Pioneer Bond Fund |  | 3/31/2328

Schedule of Investments  |  3/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Multiperil – U.S. — 0.4%
100,000(a)	Caelus Re V, 4.793%, (1 Month U.S. Treasury Bill + 10 bps), 6/5/24 (144A)	$ 80,000
250,000(a)	Easton Re Pte, 9.223%, (3 Month U.S. Treasury Bill + 453 bps), 1/8/24 (144A)	242,625
500,000(a)	Four Lakes Re, 8.963%, (3 Month U.S. Treasury Bill + 427 bps), 1/7/25 (144A)	462,250
3,000,000(a)	Four Lakes Re, 11.193%, (3 Month U.S. Treasury Bill + 650 bps), 1/7/26 (144A)	3,012,300
500,000(a)	Herbie Re, 14.413%, (3 Month U.S. Treasury Bill + 972 bps), 1/8/25 (144A)	464,900
2,000,000(a)	Matterhorn Re, 10.099%, (SOFR + 525 bps), 3/24/25 (144A)	1,758,600
1,000,000(a)	Matterhorn Re, 12.599%, (SOFR + 775 bps), 3/24/25 (144A)	872,200
3,400,000(a)	Mystic Re IV, 13.943%, (3 Month U.S. Treasury Bill + 925 bps), 1/8/26 (144A)	3,447,600
1,750,000(a)	Residential Re, 11.693%, (3 Month U.S. Treasury Bill + 700 bps), 12/6/26 (144A)	1,743,350
750,000(a)	Sakura Re, 18.193%, (3 Month U.S. Treasury Bill + 1,350 bps), 1/5/26 (144A)	748,575
2,750,000(a)	Sanders Re II, 7.783%, (3 Month U.S. Treasury Bill + 309 bps), 4/7/25 (144A)	2,630,375
1,000,000(a)	Sanders Re III, 10.943%, (3 Month U.S. Treasury Bill + 625 bps), 4/7/27 (144A)	1,024,700
		$16,487,475

	Multiperil – U.S. & Canada — 0.0%†
250,000(a)	Matterhorn Re, 10.549%, (SOFR + 575 bps), 12/8/25 (144A)	$ 208,375
1,000,000(a)	Mona Lisa Re, 17.193%, (3 Month U.S. Treasury Bill + 1,250 bps), 1/8/26 (144A)	995,300
750,000(a)	Northshore Re II, 12.693%, (3 Month U.S. Treasury Bill + 800 bps), 7/8/25 (144A)	721,500
		$1,925,175

	Multiperil – U.S. Regional — 0.2%
1,000,000(a)	Kilimanjaro III Re, 5.25%, (3 Month U.S. Treasury Bill + 525 bps), 6/25/25 (144A)	$ 945,600
1,000,000(a)	Locke Tavern Re, 4.75%, (3 Month U.S. Treasury Bill + 475 bps), 4/9/26 (144A)	999,683
29Pioneer Bond Fund |  | 3/31/23

Principal Amount USD ($)		Value
	Multiperil – U.S. Regional — (continued)
3,500,000(a)	Long Point Re IV, 8.943%, (3 Month U.S. Treasury Bill + 425 bps), 6/1/26 (144A)	$ 3,436,300
1,250,000(a)	Matterhorn Re, 9.693%, (3 Month U.S. Treasury Bill + 500 bps), 1/8/24 (144A)	1,050,000
		$6,431,583

	Pandemic – U.S — 0.0%†
1,000,000(a)	Vitality Re XI, 6.493%, (3 Month U.S. Treasury Bill + 180 bps), 1/9/24 (144A)	$ 979,700
	Windstorm – Florida — 0.0%†
750,000(a)	Integrity Re, 11.693%, (3 Month U.S. Treasury Bill + 700 bps), 6/6/25 (144A)	$ 675,000
	Windstorm - Texas — 0.1%
3,750,000(a)	Alamo Re II, 10.213%, (1 Month U.S. Treasury Bill + 552 bps), 6/8/23 (144A)	$ 3,773,250
	Windstorm – U.S. — 0.0%†
250,000(a)	Bonanza Re, 10.443%, (3 Month U.S. Treasury Bill + 575 bps), 3/16/25 (144A)	$ 205,950
300,000(a)	Bonanza Re, 12.943%, (3 Month U.S. Treasury Bill + 825 bps), 1/8/26 (144A)	299,640
700,000(a)	Gateway Re, 17.693%, (1 Month U.S. Treasury Bill + 1,300 bps), 2/24/26 (144A)	700,420
		$1,206,010

	Windstorm – U.S. Regional — 0.0%†
1,000,000(a)	Commonwealth Re, 8.193%, (3 Month U.S. Treasury Bill + 350 bps), 7/8/25 (144A)	$ 961,000
	Winterstorm – Florida — 0.1%
1,500,000(a)	Integrity Re, 16.693%, (1 Month U.S. Treasury Bill + 1,200 bps), 6/6/25 (144A)	$ 1,503,906
1,000,000(a)	Lightning Re, 15.693%, (3 Month U.S. Treasury Bill + 1,100 bps), 3/31/26 (144A)	999,500
		$2,503,406

	Total Event Linked Bonds	$47,630,799

Face Amount USD ($)
Collateralized Reinsurance — 0.7%
Multiperil – Massachusetts — 0.1%
1,250,000(h)(i)+	Ailsa Re 2022, 5/31/28	$ 1,255,424
Pioneer Bond Fund |  | 3/31/2330

Schedule of Investments  |  3/31/23
(unaudited) (continued)
Face Amount USD ($)		Value
	Multiperil – Massachusetts — (continued)
1,750,000(h)(i)+	Denning Re 2022, 6/30/28	$ 1,745,551
500,000(h)(i)+	Portsalon Re 2022, 5/31/28	458,460
		$3,459,435

	Multiperil – U.S. — 0.3%
8,000,000(h)(i)+	Ballybunion Re 2020, 2/29/24	$ 903,793
2,250,000(h)(i)+	Ballybunion Re 2021-3, 7/31/25	100,616
1,750,000(h)(i)+	Ballybunion Re 2022, 12/31/27	33,163
3,000,000(h)(i)+	Ballybunion Re 2022-2, 5/31/28	3,046,530
4,000,000(h)(i)+	Ballybunion Re 2022-3, 6/30/28	4,109,622
3,500,000(h)(i)+	Ballybunion Re 2023, 12/31/28	3,517,889
500,000(h)(i)+	Port Royal Re 2022, 4/30/28	498,880
		$12,210,493

	Multiperil – Worldwide — 0.3%
2,000,000(h)(i)+	Celadon Re 2022, 3/31/28	$ 2,001,000
1,000,000(h)(i)+	Clarendon Re 2023, 12/31/28	937,331
5,500,000(h)(i)+	Gamboge Re 2022, 3/31/28	5,602,850
167,000(h)(i)+	Limestone Re 2019-2B, 10/1/23 (144A)	5,578
1,420,000(h)(i)+	Limestone Re 2020-1, 3/1/24 (144A)	21,726
480,000(h)(i)+	Limestone Re 2020-1, 3/1/24 (144A)	7,344
500,000(i)+	Merion Re 2023-1, 12/31/28	460,437
250,000(h)(i)+	Old Head Re 2022, 12/31/27	125,000
250,000(h)(i)+	Old Head Re 2023, 12/31/28	188,996
1,000,000(i)+	Pine Valley Re 2023, 12/31/28	930,500
250,000(h)(i)+	Porthcawl Re 2023, 12/31/28	210,711
350,000(h)(i)+	Walton Health Re 2019, 6/30/23	189,933
2,500,000(h)(i)+	Walton Health Re 2022, 12/15/27	2,431,476
		$13,112,882

	Windstorm – Florida — 0.0%†
1,500,000(h)(i)+	Formby Re 2018, 2/29/24	$ 48,035
2,000,000(h)(i)+	Isosceles Re 2022, 5/31/28	1,997,600
		$2,045,635

	Windstorm - North Carolina — 0.0%†
2,000,000(i)+	Isosceles Re 2022-A, 4/30/28	$ 20,200
2,000,000(i)+	Isosceles Re 2022-A, 4/30/28	20,200
		$40,400

31Pioneer Bond Fund |  | 3/31/23

Face Amount USD ($)		Value
	Windstorm – U.S. Regional — 0.0%†
7,255,240(i)+	Oakmont Re 2020, 4/30/24	$ —
4,500,000(h)(i)+	Oakmont Re 2022, 4/1/28	1,415,275
		$1,415,275

	Total Collateralized Reinsurance	$32,284,120

	Reinsurance Sidecars — 1.5%
	Multiperil – U.S. — 0.0%†
2,000,000(h)(i)+	Carnoustie Re 2020, 12/31/23	$ 230,656
2,000,000(h)(j)+	Harambee Re 2018, 12/31/24	—
5,000,000(j)+	Harambee Re 2019, 12/31/24	7,500
4,000,000(h)(j)+	Harambee Re 2020, 12/31/23	56,400
		$294,556

	Multiperil – Worldwide — 1.5%
2,200(h)(i)+	Alturas Re 2019-1, 3/10/24 (144A)	$ 10,061
34,018(j)+	Alturas Re 2019-2, 3/10/24	11,573
24,550(j)+	Alturas Re 2019-3, 9/12/23	307
285,668(h)(i)+	Alturas Re 2020-1A, 3/10/24 (144A)	—
363,577(i)+	Alturas Re 2020-1B, 3/10/24 (144A)	—
540,698(j)+	Alturas Re 2020-2, 3/10/24	10,652
225,450(j)+	Alturas Re 2020-3, 9/30/24	—
3,959,302(h)(j)+	Alturas Re 2021-2, 12/31/24	—
213,682(h)(j)+	Alturas Re 2021-3, 7/31/25	34,510
3,159,827(h)(j)+	Alturas Re 2022-2, 12/31/27	1,189,043
5,000,000(i)+	Bantry Re 2019, 12/31/24	85,091
5,000,000(h)(i)+	Bantry Re 2021, 12/31/24	446,963
4,171,573(h)(i)+	Bantry Re 2022, 12/31/27	487,494
3,862,131(h)(i)+	Bantry Re 2023, 12/31/28	3,986,105
7,281,734(h)(i)+	Berwick Re 2019-1, 12/31/24	1,161,437
3,000,000(h)(i)+	Berwick Re 2020-1, 12/31/23	300
4,500,000(h)(i)+	Berwick Re 2022, 12/31/27	286,913
4,500,000(h)(i)+	Berwick Re 2023, 12/31/28	4,613,850
59,061(i)+	Eden Re II, 3/22/23 (144A)	51,436
6,000(i)+	Eden Re II, 3/22/23 (144A)	4,453
640,000(h)(i)+	Eden Re II, 3/22/24 (144A)	163,200
210,000(i)+	Eden Re II, 3/22/24 (144A)	76,020
624,097(h)(i)+	Eden Re II, 3/21/25 (144A)	314,545
1,040,000(h)(i)+	Eden Re II, 3/20/26 (144A)	760,136
3,600,000(h)(i)+	Eden Re II, 3/19/27 (144A)	3,664,440
1,250,000(h)(i)+	Gleneagles Re 2021, 12/31/24	125
1,250,000(h)(i)+	Gleneagles Re 2022, 12/31/27	650,980
2,118,314(i)+	Gullane Re 2018, 12/31/24	100,036
Pioneer Bond Fund |  | 3/31/2332

Schedule of Investments  |  3/31/23
(unaudited) (continued)
Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
6,381,951(i)+	Gullane Re 2023, 12/31/28	$ 6,612,284
500,000(h)(j)+	Lion Rock Re 2019, 1/31/24	—
500,000(h)(j)+	Lion Rock Re 2020, 1/31/24	—
500,000(h)(j)+	Lion Rock Re 2021, 12/31/24	104,650
2,993,180(h)(j)+	Lorenz Re 2019, 6/30/23	32,626
7,000,000(i)+	Merion Re 2018-2, 12/31/24	531,218
9,000,000(h)(i)+	Merion Re 2021-2, 12/31/24	1,768,500
6,551,154(h)(i)+	Merion Re 2022-2, 12/31/27	6,211,224
4,779,537(h)(i)+	Pangaea Re 2019-3, 7/1/23	171,924
4,727,246(i)+	Pangaea Re 2022-1, 12/31/27	157,058
2,750,000(h)(i)+	Pangaea Re 2022-3, 5/31/28	2,846,250
4,750,000(h)(i)+	Pangaea Re 2023-1, 12/31/28	4,907,501
1,250,000(h)(i)+	Phoenix 3 Re 2023-3, 1/4/29	1,301,000
2,000,000(h)(i)+	RosaPenna Re 2022, 6/30/28	2,121,000
600,000(i)+	Sector Re V, 3/1/24 (144A)	292,793
1,914(i)+	Sector Re V, 3/1/24 (144A)	45,799
99,999(i)+	Sector Re V, 12/1/24 (144A)	167,436
200,000(i)+	Sector Re V, 12/1/24 (144A)	334,874
10,000(a)(h)(i)+	Sector Re V, 12/1/26 (144A)	46,824
84,000(a)(h)(i)+	Sector Re V, 12/1/26 (144A)	393,321
4,605,987(h)(i)+	Sector Re V, 12/1/27 (144A)	4,890,797
3,609,700(i)+	Sussex Re 2020-1, 12/31/24	5,054
1,250,000(h)(i)+	Sussex Re 2021-1, 12/31/24	43,375
3,000,000(j)+	Thopas Re 2019, 12/31/24	9,900
6,000,000(j)+	Thopas Re 2020, 12/31/23	—
7,000,000(j)+	Thopas Re 2021, 12/31/24	112,700
4,000,000(j)+	Thopas Re 2022, 12/31/27	66,400
4,256,392(h)(j)+	Thopas Re 2023, 12/31/28	4,441,119
4,228,426(j)+	Torricelli Re 2021, 7/31/25	175,492
4,500,000(h)(j)+	Torricelli Re 2022, 6/30/28	4,829,400
2,000,000(i)+	Versutus Re 2018, 12/31/24	5,200
1,765,095(i)+	Versutus Re 2019-A, 12/31/24	—
1,734,905(i)+	Versutus Re 2019-B, 12/31/24	—
1,000,000(h)(j)+	Viribus Re 2018, 12/31/24	—
3,650,000(j)+	Viribus Re 2019, 12/31/24	25,915
4,139,570(h)(j)+	Viribus Re 2020, 12/31/23	182,141
3,000,000(j)+	Viribus Re 2022, 12/31/27	—
2,000,000(h)(j)+	Viribus Re 2023, 12/31/28	2,135,200
33Pioneer Bond Fund |  | 3/31/23

Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
1,623,326(h)(i)+	Woburn Re 2018, 12/31/24	$ 35,837
4,979,452(h)(i)+	Woburn Re 2019, 12/31/24	861,848
		$63,976,330

	Total Reinsurance Sidecars	$64,270,886

	Industry Loss Warranties — 0.0%†
	Windstorm – U.S. — 0.0%†
2,000,000(h)(i)+	Ballylifin Re 2022, 5/31/28	$ 9,200
	Total Industry Loss Warranties	$9,200

	Total Insurance-Linked Securities (Cost $144,530,779)	$144,195,005

Principal Amount USD ($)
	U.S. Government and Agency Obligations — 43.9% of Net Assets
13,524,891	Federal Home Loan Mortgage Corp., 1.500%, 12/1/41	$ 11,096,975
2,866,382	Federal Home Loan Mortgage Corp., 1.500%, 1/1/42	2,351,806
2,236,806	Federal Home Loan Mortgage Corp., 1.500%, 1/1/42	1,835,248
14,517,853	Federal Home Loan Mortgage Corp., 1.500%, 1/1/42	11,911,596
7,463,414	Federal Home Loan Mortgage Corp., 1.500%, 2/1/42	6,123,575
10,391,415	Federal Home Loan Mortgage Corp., 1.500%, 2/1/42	8,525,903
1,478,682	Federal Home Loan Mortgage Corp., 1.500%, 3/1/42	1,213,218
344,169	Federal Home Loan Mortgage Corp., 2.000%, 2/1/42	293,909
3,861,958	Federal Home Loan Mortgage Corp., 2.000%, 3/1/52	3,197,739
34,030,972	Federal Home Loan Mortgage Corp., 2.500%, 5/1/51	29,376,314
4,013,570	Federal Home Loan Mortgage Corp., 2.500%, 8/1/51	3,462,712
4,243,625	Federal Home Loan Mortgage Corp., 2.500%, 4/1/52	3,659,786
19,166,152	Federal Home Loan Mortgage Corp., 2.500%, 6/1/52	16,528,349
5,959,474	Federal Home Loan Mortgage Corp., 2.500%, 8/1/52	5,138,789
5,794,937	Federal Home Loan Mortgage Corp., 2.500%, 9/1/52	4,996,610
2,002,760	Federal Home Loan Mortgage Corp., 2.500%, 9/1/52	1,726,859
603,583	Federal Home Loan Mortgage Corp., 3.000%, 10/1/29	580,309
500,766	Federal Home Loan Mortgage Corp., 3.000%, 9/1/42	462,362
2,616,971	Federal Home Loan Mortgage Corp., 3.000%, 11/1/42	2,416,246
2,316,321	Federal Home Loan Mortgage Corp., 3.000%, 6/1/46	2,129,903
Pioneer Bond Fund |  | 3/31/2334

Schedule of Investments  |  3/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
612,383	Federal Home Loan Mortgage Corp., 3.000%, 12/1/46	$ 561,895
46,146	Federal Home Loan Mortgage Corp., 3.000%, 10/1/48	41,957
44,393,919	Federal Home Loan Mortgage Corp., 3.000%, 4/1/52	39,858,837
162,991	Federal Home Loan Mortgage Corp., 3.500%, 9/1/44	155,035
2,317,666	Federal Home Loan Mortgage Corp., 3.500%, 6/1/45	2,196,983
95,395	Federal Home Loan Mortgage Corp., 3.500%, 7/1/45	90,369
2,018,021	Federal Home Loan Mortgage Corp., 3.500%, 10/1/45	1,910,437
2,354,085	Federal Home Loan Mortgage Corp., 3.500%, 7/1/46	2,252,438
3,048,189	Federal Home Loan Mortgage Corp., 3.500%, 8/1/46	2,881,896
2,711,427	Federal Home Loan Mortgage Corp., 3.500%, 8/1/46	2,562,658
4,174,800	Federal Home Loan Mortgage Corp., 3.500%, 12/1/46	3,947,025
489,965	Federal Home Loan Mortgage Corp., 3.500%, 1/1/47	463,081
235,235	Federal Home Loan Mortgage Corp., 3.500%, 6/1/47	222,289
52,178	Federal Home Loan Mortgage Corp., 3.500%, 1/1/52	48,576
3,779,498	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	3,533,019
4,526	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	4,210
263,080	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	244,571
404	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	376
3,313,895	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	3,100,559
3,629,553	Federal Home Loan Mortgage Corp., 4.000%, 11/1/41	3,616,938
26,998	Federal Home Loan Mortgage Corp., 4.000%, 7/1/42	26,451
1,224,868	Federal Home Loan Mortgage Corp., 4.000%, 10/1/42	1,200,035
16,355	Federal Home Loan Mortgage Corp., 4.000%, 11/1/42	16,005
2,479	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	2,412
436,478	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	425,507
2,362	Federal Home Loan Mortgage Corp., 4.000%, 10/1/47	2,295
391,028	Federal Home Loan Mortgage Corp., 4.000%, 6/1/50	376,551
362,483	Federal Home Loan Mortgage Corp., 4.000%, 2/1/51	348,545
203,517	Federal Home Loan Mortgage Corp., 4.000%, 4/1/51	195,191
183,485	Federal Home Loan Mortgage Corp., 4.000%, 9/1/51	175,605
1,075,639	Federal Home Loan Mortgage Corp., 4.000%, 9/1/51	1,029,914
195,400	Federal Home Loan Mortgage Corp., 4.000%, 6/1/52	187,001
35Pioneer Bond Fund |  | 3/31/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
661,242	Federal Home Loan Mortgage Corp., 4.500%, 11/1/40	$ 664,006
415,616	Federal Home Loan Mortgage Corp., 4.500%, 3/1/42	418,428
43,892	Federal Home Loan Mortgage Corp., 4.500%, 11/1/43	43,918
2,024,903	Federal Home Loan Mortgage Corp., 4.500%, 3/1/53	1,992,813
3,223	Federal Home Loan Mortgage Corp., 5.000%, 11/1/34	3,295
45,502	Federal Home Loan Mortgage Corp., 5.000%, 6/1/35	45,798
97,897	Federal Home Loan Mortgage Corp., 5.000%, 9/1/38	100,090
94,853	Federal Home Loan Mortgage Corp., 5.000%, 10/1/38	96,977
811	Federal Home Loan Mortgage Corp., 5.000%, 5/1/39	825
1,964	Federal Home Loan Mortgage Corp., 5.000%, 12/1/39	1,999
767,116	Federal Home Loan Mortgage Corp., 5.000%, 9/1/49	775,394
1,949,801	Federal Home Loan Mortgage Corp., 5.000%, 10/1/49	1,976,363
347,020	Federal Home Loan Mortgage Corp., 5.000%, 10/1/49	347,539
3,130,587	Federal Home Loan Mortgage Corp., 5.000%, 12/1/49	3,155,338
749,393	Federal Home Loan Mortgage Corp., 5.000%, 8/1/50	754,956
1,842,085	Federal Home Loan Mortgage Corp., 5.000%, 12/1/50	1,853,394
2,100,732	Federal Home Loan Mortgage Corp., 5.000%, 9/1/52	2,151,986
2,500,935	Federal Home Loan Mortgage Corp., 5.000%, 10/1/52	2,561,953
6,500,000	Federal Home Loan Mortgage Corp., 5.000%, 4/1/53	6,482,094
11,682,057	Federal Home Loan Mortgage Corp., 5.000%, 4/1/53	11,650,477
60,252	Federal Home Loan Mortgage Corp., 5.500%, 9/1/33	62,245
3,166	Federal Home Loan Mortgage Corp., 5.500%, 1/1/34	3,264
30,406	Federal Home Loan Mortgage Corp., 5.500%, 11/1/34	31,413
3,163	Federal Home Loan Mortgage Corp., 5.500%, 11/1/34	3,198
46,160	Federal Home Loan Mortgage Corp., 5.500%, 8/1/35	47,013
10,933	Federal Home Loan Mortgage Corp., 5.500%, 11/1/35	11,254
299,514	Federal Home Loan Mortgage Corp., 5.500%, 6/1/41	311,284
3,444,551	Federal Home Loan Mortgage Corp., 5.500%, 7/1/49	3,529,826
487,983	Federal Home Loan Mortgage Corp., 5.500%, 3/1/53	498,214
Pioneer Bond Fund |  | 3/31/2336

Schedule of Investments  |  3/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
32,071	Federal Home Loan Mortgage Corp., 6.000%, 1/1/33	$ 32,818
11,405	Federal Home Loan Mortgage Corp., 6.000%, 1/1/33	11,662
13,323	Federal Home Loan Mortgage Corp., 6.000%, 2/1/33	13,866
1,312	Federal Home Loan Mortgage Corp., 6.000%, 2/1/33	1,342
41,698	Federal Home Loan Mortgage Corp., 6.000%, 3/1/33	43,400
7,335	Federal Home Loan Mortgage Corp., 6.000%, 3/1/33	7,494
34,766	Federal Home Loan Mortgage Corp., 6.000%, 9/1/33	36,186
17,275	Federal Home Loan Mortgage Corp., 6.000%, 11/1/33	17,731
4,401	Federal Home Loan Mortgage Corp., 6.000%, 11/1/33	4,545
30,943	Federal Home Loan Mortgage Corp., 6.000%, 12/1/33	31,643
6,759	Federal Home Loan Mortgage Corp., 6.000%, 12/1/33	6,906
27,029	Federal Home Loan Mortgage Corp., 6.000%, 1/1/34	27,721
9,453	Federal Home Loan Mortgage Corp., 6.000%, 1/1/34	9,840
127,885	Federal Home Loan Mortgage Corp., 6.000%, 5/1/34	133,109
17,149	Federal Home Loan Mortgage Corp., 6.000%, 5/1/34	17,522
12,153	Federal Home Loan Mortgage Corp., 6.000%, 4/1/35	12,417
37,461	Federal Home Loan Mortgage Corp., 6.000%, 6/1/35	38,277
40,323	Federal Home Loan Mortgage Corp., 6.000%, 4/1/36	41,249
25,359	Federal Home Loan Mortgage Corp., 6.000%, 7/1/36	25,920
3,246	Federal Home Loan Mortgage Corp., 6.000%, 7/1/36	3,392
8,475	Federal Home Loan Mortgage Corp., 6.000%, 12/1/36	8,716
21,139	Federal Home Loan Mortgage Corp., 6.000%, 1/1/38	22,047
21,965	Federal Home Loan Mortgage Corp., 6.000%, 7/1/38	22,462
1,014,767	Federal Home Loan Mortgage Corp., 6.000%, 10/1/52	1,051,375
528,432	Federal Home Loan Mortgage Corp., 6.000%, 3/1/53	551,227
379,642	Federal Home Loan Mortgage Corp., 6.000%, 3/1/53	391,778
136	Federal Home Loan Mortgage Corp., 6.500%, 11/1/30	140
127	Federal Home Loan Mortgage Corp., 6.500%, 3/1/31	131
765	Federal Home Loan Mortgage Corp., 6.500%, 3/1/31	790
2,103	Federal Home Loan Mortgage Corp., 6.500%, 5/1/31	2,202
3,570	Federal Home Loan Mortgage Corp., 6.500%, 5/1/31	3,686
210	Federal Home Loan Mortgage Corp., 6.500%, 8/1/31	217
2,695	Federal Home Loan Mortgage Corp., 6.500%, 8/1/31	2,782
3,594	Federal Home Loan Mortgage Corp., 6.500%, 7/1/32	3,748
37Pioneer Bond Fund |  | 3/31/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
36	Federal Home Loan Mortgage Corp., 6.500%, 1/1/33	$ 37
11,894	Federal Home Loan Mortgage Corp., 6.500%, 10/1/33	12,473
1,318,404	Federal Home Loan Mortgage Corp., 6.500%, 1/1/53	1,367,172
8,945,963	Federal Home Loan Mortgage Corp., 6.500%, 2/1/53	9,504,894
1,092	Federal Home Loan Mortgage Corp., 7.000%, 11/1/30	1,141
135,112	Federal National Mortgage Association, 1.500%, 3/1/41	111,697
36,548,169	Federal National Mortgage Association, 1.500%, 11/1/41	29,987,258
1,218,871	Federal National Mortgage Association, 1.500%, 1/1/42	1,000,060
18,729,145	Federal National Mortgage Association, 1.500%, 1/1/42	15,366,862
12,404,282	Federal National Mortgage Association, 1.500%, 1/1/42	10,177,443
15,445,707	Federal National Mortgage Association, 1.500%, 2/1/42	12,672,803
4,153,640	Federal National Mortgage Association, 1.500%, 3/1/42	3,407,935
20,864,756	Federal National Mortgage Association, 2.000%, 12/1/41	17,855,287
1,066,580	Federal National Mortgage Association, 2.000%, 2/1/42	910,809
376,250	Federal National Mortgage Association, 2.000%, 2/1/42	321,297
992,006	Federal National Mortgage Association, 2.000%, 11/1/50	832,831
630,430	Federal National Mortgage Association, 2.000%, 1/1/51	532,349
11,401,244	Federal National Mortgage Association, 2.000%, 10/1/51	9,429,624
10,875,676	Federal National Mortgage Association, 2.000%, 11/1/51	9,092,373
11,394,793	Federal National Mortgage Association, 2.000%, 3/1/52	9,426,032
30,600,000	Federal National Mortgage Association, 2.000%, 4/15/53 (TBA)	25,295,557
417,743	Federal National Mortgage Association, 2.500%, 7/1/30	394,992
363,410	Federal National Mortgage Association, 2.500%, 7/1/30	343,648
Pioneer Bond Fund |  | 3/31/2338

Schedule of Investments  |  3/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
637,979	Federal National Mortgage Association, 2.500%, 7/1/30	$ 603,215
103,707	Federal National Mortgage Association, 2.500%, 12/1/42	90,965
96,782	Federal National Mortgage Association, 2.500%, 12/1/42	84,893
98,128	Federal National Mortgage Association, 2.500%, 1/1/43	86,073
1,085,143	Federal National Mortgage Association, 2.500%, 2/1/43	951,836
40,180	Federal National Mortgage Association, 2.500%, 2/1/43	34,947
38,735	Federal National Mortgage Association, 2.500%, 2/1/43	33,427
126,070	Federal National Mortgage Association, 2.500%, 3/1/43	110,582
73,471	Federal National Mortgage Association, 2.500%, 4/1/43	63,418
111,496	Federal National Mortgage Association, 2.500%, 8/1/43	97,806
69,729	Federal National Mortgage Association, 2.500%, 12/1/43	61,169
100,538	Federal National Mortgage Association, 2.500%, 3/1/44	87,892
631,057	Federal National Mortgage Association, 2.500%, 4/1/45	553,542
590,540	Federal National Mortgage Association, 2.500%, 4/1/45	517,995
214,665	Federal National Mortgage Association, 2.500%, 4/1/45	188,290
114,899	Federal National Mortgage Association, 2.500%, 4/1/45	100,784
184,094	Federal National Mortgage Association, 2.500%, 4/1/45	161,475
245,288	Federal National Mortgage Association, 2.500%, 4/1/45	215,159
64,220	Federal National Mortgage Association, 2.500%, 4/1/45	56,332
100,163	Federal National Mortgage Association, 2.500%, 4/1/45	87,857
20,984	Federal National Mortgage Association, 2.500%, 5/1/45	18,407
39Pioneer Bond Fund |  | 3/31/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
50,170	Federal National Mortgage Association, 2.500%, 7/1/45	$ 44,008
51,001	Federal National Mortgage Association, 2.500%, 8/1/45	44,736
39,517	Federal National Mortgage Association, 2.500%, 1/1/46	34,660
558,185	Federal National Mortgage Association, 2.500%, 9/1/50	489,735
2,948,187	Federal National Mortgage Association, 2.500%, 9/1/50	2,581,888
609,411	Federal National Mortgage Association, 2.500%, 9/1/50	537,321
304,092	Federal National Mortgage Association, 2.500%, 10/1/50	268,123
37,937,973	Federal National Mortgage Association, 2.500%, 5/1/51	33,261,792
16,841,409	Federal National Mortgage Association, 2.500%, 10/1/51	14,533,418
9,942,758	Federal National Mortgage Association, 2.500%, 11/1/51	8,705,332
10,746,016	Federal National Mortgage Association, 2.500%, 12/1/51	9,330,346
22,754,139	Federal National Mortgage Association, 2.500%, 1/1/52	19,746,522
1,854,321	Federal National Mortgage Association, 2.500%, 2/1/52	1,621,008
26,774,388	Federal National Mortgage Association, 2.500%, 4/1/52	23,085,934
4,183,197	Federal National Mortgage Association, 2.500%, 4/1/52	3,639,332
3,919,798	Federal National Mortgage Association, 2.500%, 4/1/52	3,380,399
25,658,723	Federal National Mortgage Association, 2.500%, 4/1/52	22,127,931
3,846,233	Federal National Mortgage Association, 2.500%, 5/1/52	3,316,876
6,665,895	Federal National Mortgage Association, 2.500%, 6/1/52	5,749,041
12,758,071	Federal National Mortgage Association, 2.500%, 7/1/52	11,000,690
4,912,233	Federal National Mortgage Association, 2.500%, 8/1/52	4,235,548
Pioneer Bond Fund |  | 3/31/2340

Schedule of Investments  |  3/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
5,842,674	Federal National Mortgage Association, 2.500%, 10/1/52	$ 5,037,820
63,000,000	Federal National Mortgage Association, 2.500%, 4/15/53 (TBA)	54,298,125
1,052,950	Federal National Mortgage Association, 3.000%, 10/1/30	1,008,665
401,350	Federal National Mortgage Association, 3.000%, 4/1/31	383,803
170,809	Federal National Mortgage Association, 3.000%, 6/1/40	159,657
1,740,296	Federal National Mortgage Association, 3.000%, 9/1/42	1,605,134
315,606	Federal National Mortgage Association, 3.000%, 3/1/45	291,071
1,924,525	Federal National Mortgage Association, 3.000%, 4/1/47	1,766,999
1,293,329	Federal National Mortgage Association, 3.000%, 12/1/47	1,189,630
15,592,119	Federal National Mortgage Association, 3.000%, 1/1/52	14,137,969
20,915,581	Federal National Mortgage Association, 3.000%, 3/1/52	19,019,489
7,717,721	Federal National Mortgage Association, 3.000%, 3/1/52	6,930,038
13,000,000	Federal National Mortgage Association, 3.000%, 4/1/53 (TBA)	11,664,374
5,549,453	Federal National Mortgage Association, 3.000%, 2/1/57	4,931,494
811,060	Federal National Mortgage Association, 3.500%, 6/1/28	794,145
234,652	Federal National Mortgage Association, 3.500%, 10/1/41	223,868
1,491,571	Federal National Mortgage Association, 3.500%, 11/1/41	1,420,367
180,835	Federal National Mortgage Association, 3.500%, 6/1/42	172,526
102,840	Federal National Mortgage Association, 3.500%, 10/1/42	98,042
177,855	Federal National Mortgage Association, 3.500%, 12/1/42	169,685
178,228	Federal National Mortgage Association, 3.500%, 12/1/42	170,038
41Pioneer Bond Fund |  | 3/31/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,271,034	Federal National Mortgage Association, 3.500%, 9/1/45	$ 1,200,811
1,194,565	Federal National Mortgage Association, 3.500%, 5/1/46	1,128,179
2,626,911	Federal National Mortgage Association, 3.500%, 1/1/47	2,480,883
33,688	Federal National Mortgage Association, 3.500%, 2/1/47	31,977
79,087	Federal National Mortgage Association, 3.500%, 10/1/47	75,068
245,783	Federal National Mortgage Association, 3.500%, 12/1/47	233,716
28,739	Federal National Mortgage Association, 3.500%, 2/1/49	26,715
33,030	Federal National Mortgage Association, 3.500%, 4/1/49	30,707
720,283	Federal National Mortgage Association, 3.500%, 5/1/49	682,214
1,119,333	Federal National Mortgage Association, 3.500%, 5/1/49	1,064,411
29,910	Federal National Mortgage Association, 3.500%, 7/1/49	28,247
921,430	Federal National Mortgage Association, 3.500%, 8/1/51	857,156
214,805	Federal National Mortgage Association, 3.500%, 12/1/51	199,790
277,244	Federal National Mortgage Association, 3.500%, 2/1/52	260,606
271,279	Federal National Mortgage Association, 3.500%, 3/1/52	252,228
458,215	Federal National Mortgage Association, 3.500%, 3/1/52	429,972
1,308,740	Federal National Mortgage Association, 3.500%, 3/1/52	1,217,514
1,003,092	Federal National Mortgage Association, 3.500%, 4/1/52	932,522
3,428,878	Federal National Mortgage Association, 3.500%, 4/1/52	3,186,446
303,975	Federal National Mortgage Association, 3.500%, 4/1/52	282,475
750	Federal National Mortgage Association, 3.500%, 4/1/52	699
Pioneer Bond Fund |  | 3/31/2342

Schedule of Investments  |  3/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,320,727	Federal National Mortgage Association, 3.500%, 4/1/52	$ 2,171,321
6,192,210	Federal National Mortgage Association, 3.500%, 5/1/52	5,788,384
482,755	Federal National Mortgage Association, 3.500%, 6/1/52	451,273
610,815	Federal National Mortgage Association, 3.500%, 6/1/52	567,923
6,029,568	Federal National Mortgage Association, 3.500%, 6/1/52	5,605,367
50,000	Federal National Mortgage Association, 3.500%, 4/15/53 (TBA)	46,459
345,564	Federal National Mortgage Association, 3.500%, 8/1/58	324,091
3,000,000	Federal National Mortgage Association, 4.000%, 4/1/24 (TBA)	2,952,422
2,030	Federal National Mortgage Association, 4.000%, 10/1/25	2,020
73,964	Federal National Mortgage Association, 4.000%, 11/1/34	72,210
661,568	Federal National Mortgage Association, 4.000%, 4/1/39	647,481
2,600,241	Federal National Mortgage Association, 4.000%, 10/1/40	2,580,638
441,833	Federal National Mortgage Association, 4.000%, 12/1/40	438,206
337,543	Federal National Mortgage Association, 4.000%, 4/1/41	330,350
312,607	Federal National Mortgage Association, 4.000%, 10/1/41	305,946
688,505	Federal National Mortgage Association, 4.000%, 1/1/42	673,828
416	Federal National Mortgage Association, 4.000%, 1/1/42	407
2,132	Federal National Mortgage Association, 4.000%, 2/1/42	2,087
716,623	Federal National Mortgage Association, 4.000%, 4/1/42	701,350
88,834	Federal National Mortgage Association, 4.000%, 7/1/42	87,237
405,071	Federal National Mortgage Association, 4.000%, 10/1/42	396,436
43Pioneer Bond Fund |  | 3/31/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
558	Federal National Mortgage Association, 4.000%, 10/1/42	$ 549
38,650	Federal National Mortgage Association, 4.000%, 6/1/45	38,716
196,248	Federal National Mortgage Association, 4.000%, 7/1/45	191,413
4,040	Federal National Mortgage Association, 4.000%, 7/1/46	3,939
2,268	Federal National Mortgage Association, 4.000%, 4/1/47	2,208
1,631	Federal National Mortgage Association, 4.000%, 6/1/47	1,588
2,280	Federal National Mortgage Association, 4.000%, 12/1/47	2,216
51,235	Federal National Mortgage Association, 4.000%, 5/1/50	49,415
346,013	Federal National Mortgage Association, 4.000%, 7/1/50	332,331
67,635	Federal National Mortgage Association, 4.000%, 10/1/50	65,070
221,536	Federal National Mortgage Association, 4.000%, 11/1/50	212,701
1,847,775	Federal National Mortgage Association, 4.000%, 11/1/50	1,776,232
874,410	Federal National Mortgage Association, 4.000%, 12/1/50	839,074
82,703	Federal National Mortgage Association, 4.000%, 1/1/51	79,470
21,228	Federal National Mortgage Association, 4.000%, 1/1/51	20,438
391,374	Federal National Mortgage Association, 4.000%, 1/1/51	375,216
195,485	Federal National Mortgage Association, 4.000%, 2/1/51	188,097
571,773	Federal National Mortgage Association, 4.000%, 2/1/51	548,708
663,116	Federal National Mortgage Association, 4.000%, 4/1/51	636,367
63,644	Federal National Mortgage Association, 4.000%, 5/1/51	61,107
9,758	Federal National Mortgage Association, 4.000%, 6/1/51	9,361
Pioneer Bond Fund |  | 3/31/2344

Schedule of Investments  |  3/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,451,936	Federal National Mortgage Association, 4.000%, 6/1/51	$ 1,391,160
314,985	Federal National Mortgage Association, 4.000%, 7/1/51	304,094
1,615,896	Federal National Mortgage Association, 4.000%, 7/1/51	1,549,498
3,824,372	Federal National Mortgage Association, 4.000%, 7/1/51	3,663,998
211,284	Federal National Mortgage Association, 4.000%, 8/1/51	202,729
147,538	Federal National Mortgage Association, 4.000%, 9/1/51	141,364
303,055	Federal National Mortgage Association, 4.000%, 6/1/52	290,029
766,082	Federal National Mortgage Association, 4.000%, 7/1/56	747,829
1,119,973	Federal National Mortgage Association, 4.000%, 1/1/57	1,093,285
10,000,000	Federal National Mortgage Association, 4.500%, 4/25/24 (TBA)	9,969,531
42,853	Federal National Mortgage Association, 4.500%, 10/1/35	42,989
110,372	Federal National Mortgage Association, 4.500%, 8/1/40	110,999
423,156	Federal National Mortgage Association, 4.500%, 11/1/40	424,462
112,997	Federal National Mortgage Association, 4.500%, 2/1/41	113,346
413,103	Federal National Mortgage Association, 4.500%, 4/1/41	415,450
19,569	Federal National Mortgage Association, 4.500%, 5/1/41	19,680
757,331	Federal National Mortgage Association, 4.500%, 5/1/41	759,673
1,028,834	Federal National Mortgage Association, 4.500%, 5/1/41	1,034,688
336,935	Federal National Mortgage Association, 4.500%, 7/1/41	338,849
1,276,837	Federal National Mortgage Association, 4.500%, 1/1/42	1,284,088
1,112,158	Federal National Mortgage Association, 4.500%, 1/1/42	1,118,475
45Pioneer Bond Fund |  | 3/31/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
134,174	Federal National Mortgage Association, 4.500%, 3/1/43	$ 134,937
4,867,393	Federal National Mortgage Association, 4.500%, 9/1/43	4,895,016
3,238,083	Federal National Mortgage Association, 4.500%, 1/1/44	3,256,466
1,667,182	Federal National Mortgage Association, 4.500%, 3/1/44	1,678,137
14,054,181	Federal National Mortgage Association, 4.500%, 7/1/44	14,116,634
152,305	Federal National Mortgage Association, 4.500%, 1/1/47	152,080
61,317	Federal National Mortgage Association, 4.500%, 2/1/47	60,666
2,099,336	Federal National Mortgage Association, 4.500%, 8/1/47	2,105,842
1,019,726	Federal National Mortgage Association, 4.500%, 4/1/50	1,016,419
975	Federal National Mortgage Association, 5.000%, 5/1/23	982
26,808	Federal National Mortgage Association, 5.000%, 7/1/34	26,491
104,798	Federal National Mortgage Association, 5.000%, 10/1/34	106,521
13,000,000	Federal National Mortgage Association, 5.000%, 4/1/38 (TBA)	13,087,555
209,705	Federal National Mortgage Association, 5.000%, 2/1/39	212,398
177,532	Federal National Mortgage Association, 5.000%, 6/1/40	181,322
117,671	Federal National Mortgage Association, 5.000%, 6/1/40	120,178
115,103	Federal National Mortgage Association, 5.000%, 7/1/40	117,283
167,045	Federal National Mortgage Association, 5.000%, 7/1/40	170,611
251,122	Federal National Mortgage Association, 5.000%, 7/1/40	254,053
191,898	Federal National Mortgage Association, 5.000%, 8/1/40	195,993
673,428	Federal National Mortgage Association, 5.000%, 2/1/41	686,158
Pioneer Bond Fund |  | 3/31/2346

Schedule of Investments  |  3/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,773,061	Federal National Mortgage Association, 5.000%, 12/1/44	$ 2,832,143
144,319	Federal National Mortgage Association, 5.000%, 6/1/49	144,734
513,081	Federal National Mortgage Association, 5.000%, 9/1/49	522,988
2,692,233	Federal National Mortgage Association, 5.000%, 9/1/49	2,761,706
43,412	Federal National Mortgage Association, 5.000%, 10/1/49	43,565
4,048,125	Federal National Mortgage Association, 5.000%, 10/1/50	4,087,617
1,933,339	Federal National Mortgage Association, 5.000%, 6/1/52	1,966,193
6,145,355	Federal National Mortgage Association, 5.000%, 8/1/52	6,142,643
8,995,833	Federal National Mortgage Association, 5.000%, 8/1/52	8,974,050
437,000	Federal National Mortgage Association, 5.000%, 2/1/53	435,836
727,000	Federal National Mortgage Association, 5.000%, 2/1/53	725,961
939,000	Federal National Mortgage Association, 5.000%, 2/1/53	938,263
1,866,000	Federal National Mortgage Association, 5.000%, 3/1/53	1,863,653
437,000	Federal National Mortgage Association, 5.000%, 3/1/53	437,718
13,100,000	Federal National Mortgage Association, 5.000%, 4/1/53 (TBA)	13,065,203
4,473	Federal National Mortgage Association, 5.500%, 6/1/33	4,543
27,242	Federal National Mortgage Association, 5.500%, 7/1/33	28,112
161,364	Federal National Mortgage Association, 5.500%, 7/1/34	166,525
6,388	Federal National Mortgage Association, 5.500%, 10/1/35	6,565
51,583	Federal National Mortgage Association, 5.500%, 3/1/36	52,300
43,750	Federal National Mortgage Association, 5.500%, 5/1/36	44,506
47Pioneer Bond Fund |  | 3/31/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
53,451	Federal National Mortgage Association, 5.500%, 6/1/36	$ 55,409
831,695	Federal National Mortgage Association, 5.500%, 5/1/49	851,588
2,704,745	Federal National Mortgage Association, 5.500%, 4/1/50	2,771,702
6,493,080	Federal National Mortgage Association, 5.500%, 4/1/50	6,653,821
1,281,725	Federal National Mortgage Association, 5.500%, 11/1/52	1,294,612
3,404,626	Federal National Mortgage Association, 5.500%, 1/1/53	3,470,727
3,681,542	Federal National Mortgage Association, 5.500%, 1/1/53	3,774,994
1,685,112	Federal National Mortgage Association, 5.500%, 1/1/53	1,722,176
2,595,395	Federal National Mortgage Association, 5.500%, 2/1/53	2,624,517
599,748	Federal National Mortgage Association, 5.500%, 2/1/53	612,948
908,267	Federal National Mortgage Association, 5.500%, 2/1/53	925,913
95,700,000	Federal National Mortgage Association, 5.500%, 4/1/53 (TBA)	96,666,345
17,857	Federal National Mortgage Association, 5.720%, 11/1/28	17,727
13,818	Federal National Mortgage Association, 5.720%, 6/1/29	13,762
1,786	Federal National Mortgage Association, 5.900%, 11/1/27	1,779
24,074	Federal National Mortgage Association, 5.900%, 4/1/28	23,979
229	Federal National Mortgage Association, 6.000%, 9/1/29	238
716	Federal National Mortgage Association, 6.000%, 1/1/32	731
4,016	Federal National Mortgage Association, 6.000%, 2/1/32	4,167
1,748	Federal National Mortgage Association, 6.000%, 3/1/32	1,817
1,022	Federal National Mortgage Association, 6.000%, 8/1/32	1,062
Pioneer Bond Fund |  | 3/31/2348

Schedule of Investments  |  3/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
140	Federal National Mortgage Association, 6.000%, 9/1/32	$ 145
13,591	Federal National Mortgage Association, 6.000%, 10/1/32	14,130
3,938	Federal National Mortgage Association, 6.000%, 2/1/33	4,019
21,444	Federal National Mortgage Association, 6.000%, 3/1/33	22,296
23,975	Federal National Mortgage Association, 6.000%, 4/1/33	24,482
42,070	Federal National Mortgage Association, 6.000%, 7/1/33	42,954
12,325	Federal National Mortgage Association, 6.000%, 11/1/33	12,814
37,842	Federal National Mortgage Association, 6.000%, 8/1/34	39,354
11,461	Federal National Mortgage Association, 6.000%, 9/1/34	11,758
9,889	Federal National Mortgage Association, 6.000%, 9/1/34	10,294
36,525	Federal National Mortgage Association, 6.000%, 9/1/34	37,289
1,106	Federal National Mortgage Association, 6.000%, 9/1/34	1,134
3,631	Federal National Mortgage Association, 6.000%, 10/1/34	3,776
3,737	Federal National Mortgage Association, 6.000%, 11/1/34	3,885
32,093	Federal National Mortgage Association, 6.000%, 11/1/34	32,775
1,208	Federal National Mortgage Association, 6.000%, 2/1/35	1,256
2,508	Federal National Mortgage Association, 6.000%, 2/1/35	2,608
54,740	Federal National Mortgage Association, 6.000%, 4/1/35	57,271
8,202	Federal National Mortgage Association, 6.000%, 5/1/35	8,373
68,919	Federal National Mortgage Association, 6.000%, 10/1/35	70,349
33,872	Federal National Mortgage Association, 6.000%, 12/1/35	34,613
49Pioneer Bond Fund |  | 3/31/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
7,529	Federal National Mortgage Association, 6.000%, 12/1/37	$ 7,835
59,992	Federal National Mortgage Association, 6.000%, 6/1/38	61,738
6,699	Federal National Mortgage Association, 6.000%, 7/1/38	6,838
2,535,113	Federal National Mortgage Association, 6.000%, 1/1/53	2,641,852
807,589	Federal National Mortgage Association, 6.000%, 1/1/53	834,675
377,563	Federal National Mortgage Association, 6.000%, 1/1/53	389,425
3,603,785	Federal National Mortgage Association, 6.000%, 1/1/53	3,716,526
880,833	Federal National Mortgage Association, 6.000%, 2/1/53	899,548
316,759	Federal National Mortgage Association, 6.000%, 2/1/53	331,220
98,400,000	Federal National Mortgage Association, 6.000%, 4/15/53 (TBA)	100,433,344
4,061	Federal National Mortgage Association, 6.500%, 7/1/29	4,188
281	Federal National Mortgage Association, 6.500%, 4/1/31	289
1,425	Federal National Mortgage Association, 6.500%, 5/1/31	1,470
1,942	Federal National Mortgage Association, 6.500%, 9/1/31	2,004
2,005	Federal National Mortgage Association, 6.500%, 9/1/31	2,070
509	Federal National Mortgage Association, 6.500%, 10/1/31	525
54,094	Federal National Mortgage Association, 6.500%, 12/1/31	55,794
3,296	Federal National Mortgage Association, 6.500%, 2/1/32	3,400
11,710	Federal National Mortgage Association, 6.500%, 3/1/32	12,078
21,872	Federal National Mortgage Association, 6.500%, 7/1/32	22,566
10,528	Federal National Mortgage Association, 6.500%, 7/1/34	10,863
Pioneer Bond Fund |  | 3/31/2350

Schedule of Investments  |  3/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
35,782	Federal National Mortgage Association, 6.500%, 11/1/37	$ 38,104
8,488	Federal National Mortgage Association, 6.500%, 11/1/47	8,714
282,416	Federal National Mortgage Association, 6.500%, 2/1/53	294,038
2,052,731	Federal National Mortgage Association, 6.500%, 3/1/53	2,144,729
395,026	Federal National Mortgage Association, 6.500%, 3/1/53	413,697
20	Federal National Mortgage Association, 7.000%, 12/1/30	20
2,723	Federal National Mortgage Association, 7.000%, 12/1/30	2,751
2,085	Federal National Mortgage Association, 7.000%, 4/1/31	2,166
3,016	Federal National Mortgage Association, 7.000%, 9/1/31	3,163
10,764	Federal National Mortgage Association, 7.000%, 12/1/31	10,802
7,395	Federal National Mortgage Association, 7.000%, 1/1/32	7,737
13,000,000	Government National Mortgage Association, 2.500%, 4/20/53 (TBA)	11,440,000
14,000,000	Government National Mortgage Association, 3.000%, 4/20/53 (TBA)	12,751,947
7,000,000	Government National Mortgage Association, 3.500%, 4/15/53 (TBA)	6,562,227
1,000,000	Government National Mortgage Association, 4.000%, 4/15/53 (TBA)	962,738
3,000,000	Government National Mortgage Association, 4.500%, 4/15/53 (TBA)	2,954,856
1,400,000	Government National Mortgage Association, 5.000%, 4/15/53 (TBA)	1,401,750
6,000,000	Government National Mortgage Association, 5.500%, 4/15/53 (TBA)	6,067,852
18,000,000	Government National Mortgage Association, 6.000%, 4/15/53 (TBA)	18,335,391
2,342,368	Government National Mortgage Association I, 3.500%, 11/15/41	2,276,591
1,691,523	Government National Mortgage Association I, 3.500%, 7/15/42	1,643,857
51Pioneer Bond Fund |  | 3/31/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
302,054	Government National Mortgage Association I, 3.500%, 10/15/42	$ 293,531
494,381	Government National Mortgage Association I, 3.500%, 1/15/44	480,489
1,717,403	Government National Mortgage Association I, 3.500%, 1/15/45	1,668,930
632,752	Government National Mortgage Association I, 3.500%, 8/15/46	610,322
6,220	Government National Mortgage Association I, 4.000%, 5/15/39	5,968
1,019	Government National Mortgage Association I, 4.000%, 6/15/39	986
1,469	Government National Mortgage Association I, 4.000%, 8/15/40	1,415
120,400	Government National Mortgage Association I, 4.000%, 8/15/40	116,886
1,730	Government National Mortgage Association I, 4.000%, 9/15/40	1,666
1,804	Government National Mortgage Association I, 4.000%, 10/15/40	1,748
7,199	Government National Mortgage Association I, 4.000%, 11/15/40	6,907
15,486	Government National Mortgage Association I, 4.000%, 11/15/40	14,988
4,733	Government National Mortgage Association I, 4.000%, 1/15/41	4,557
18,492	Government National Mortgage Association I, 4.000%, 1/15/41	17,903
2,694	Government National Mortgage Association I, 4.000%, 2/15/41	2,607
23,532	Government National Mortgage Association I, 4.000%, 6/15/41	22,845
38,394	Government National Mortgage Association I, 4.000%, 7/15/41	36,970
89,495	Government National Mortgage Association I, 4.000%, 9/15/41	86,176
1,825	Government National Mortgage Association I, 4.000%, 10/15/41	1,744
4,734	Government National Mortgage Association I, 4.000%, 10/15/41	4,542
1,188	Government National Mortgage Association I, 4.000%, 11/15/41	1,137
Pioneer Bond Fund |  | 3/31/2352

Schedule of Investments  |  3/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,156	Government National Mortgage Association I, 4.000%, 11/15/41	$ 1,107
1,404	Government National Mortgage Association I, 4.000%, 12/15/41	1,352
12,244	Government National Mortgage Association I, 4.000%, 2/15/42	11,817
241,346	Government National Mortgage Association I, 4.000%, 8/15/43	232,389
3,319	Government National Mortgage Association I, 4.000%, 11/15/43	3,196
191,689	Government National Mortgage Association I, 4.000%, 3/15/44	184,659
754,094	Government National Mortgage Association I, 4.000%, 3/15/44	726,204
21,523	Government National Mortgage Association I, 4.000%, 3/15/44	20,894
2,866	Government National Mortgage Association I, 4.000%, 3/15/44	2,782
470,574	Government National Mortgage Association I, 4.000%, 4/15/44	450,784
2,930	Government National Mortgage Association I, 4.000%, 4/15/44	2,812
5,809	Government National Mortgage Association I, 4.000%, 4/15/44	5,607
55,919	Government National Mortgage Association I, 4.000%, 8/15/44	54,086
542,948	Government National Mortgage Association I, 4.000%, 9/15/44	522,793
36,298	Government National Mortgage Association I, 4.000%, 9/15/44	34,722
53,718	Government National Mortgage Association I, 4.000%, 9/15/44	52,027
99,377	Government National Mortgage Association I, 4.000%, 11/15/44	95,909
295,903	Government National Mortgage Association I, 4.000%, 12/15/44	284,603
167,981	Government National Mortgage Association I, 4.000%, 1/15/45	162,580
346,088	Government National Mortgage Association I, 4.000%, 1/15/45	331,060
123,918	Government National Mortgage Association I, 4.000%, 1/15/45	118,541
53Pioneer Bond Fund |  | 3/31/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
355,522	Government National Mortgage Association I, 4.000%, 2/15/45	$ 344,332
312,530	Government National Mortgage Association I, 4.000%, 2/15/45	302,688
802,604	Government National Mortgage Association I, 4.000%, 3/15/45	775,186
687,669	Government National Mortgage Association I, 4.000%, 4/15/45	662,143
787,740	Government National Mortgage Association I, 4.000%, 5/15/45	754,599
1,027,277	Government National Mortgage Association I, 4.000%, 6/15/45	994,786
136,168	Government National Mortgage Association I, 4.000%, 7/15/45	132,236
205,838	Government National Mortgage Association I, 4.000%, 8/15/45	198,196
26,885	Government National Mortgage Association I, 4.500%, 6/15/25	26,788
15,546	Government National Mortgage Association I, 4.500%, 7/15/33	15,576
42,305	Government National Mortgage Association I, 4.500%, 9/15/33	42,365
66,810	Government National Mortgage Association I, 4.500%, 10/15/33	66,865
45,759	Government National Mortgage Association I, 4.500%, 10/15/33	45,689
3,240	Government National Mortgage Association I, 4.500%, 2/15/34	3,229
4,588	Government National Mortgage Association I, 4.500%, 3/15/35	4,594
50,401	Government National Mortgage Association I, 4.500%, 4/15/35	50,323
22,739	Government National Mortgage Association I, 4.500%, 10/15/35	22,723
26,954	Government National Mortgage Association I, 4.500%, 4/15/38	27,040
244,186	Government National Mortgage Association I, 4.500%, 12/15/39	245,471
107,210	Government National Mortgage Association I, 4.500%, 1/15/40	108,171
59,327	Government National Mortgage Association I, 4.500%, 9/15/40	59,913
Pioneer Bond Fund |  | 3/31/2354

Schedule of Investments  |  3/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
160,359	Government National Mortgage Association I, 4.500%, 10/15/40	$ 161,797
100,104	Government National Mortgage Association I, 4.500%, 4/15/41	100,423
225,175	Government National Mortgage Association I, 4.500%, 5/15/41	225,317
162,832	Government National Mortgage Association I, 4.500%, 6/15/41	163,864
100,847	Government National Mortgage Association I, 4.500%, 7/15/41	101,564
82,081	Government National Mortgage Association I, 4.500%, 8/15/41	82,095
24,482	Government National Mortgage Association I, 5.000%, 7/15/33	25,150
20,758	Government National Mortgage Association I, 5.000%, 9/15/33	21,469
23,762	Government National Mortgage Association I, 5.000%, 4/15/34	24,574
139,923	Government National Mortgage Association I, 5.000%, 4/15/35	144,723
48,634	Government National Mortgage Association I, 5.000%, 7/15/40	50,151
27,726	Government National Mortgage Association I, 5.500%, 1/15/29	28,264
3,352	Government National Mortgage Association I, 5.500%, 6/15/33	3,422
19,977	Government National Mortgage Association I, 5.500%, 7/15/33	20,561
11,456	Government National Mortgage Association I, 5.500%, 7/15/33	11,705
6,390	Government National Mortgage Association I, 5.500%, 8/15/33	6,588
14,522	Government National Mortgage Association I, 5.500%, 8/15/33	14,874
9,997	Government National Mortgage Association I, 5.500%, 8/15/33	10,306
20,291	Government National Mortgage Association I, 5.500%, 9/15/33	20,694
23,547	Government National Mortgage Association I, 5.500%, 9/15/33	24,025
10,015	Government National Mortgage Association I, 5.500%, 10/15/33	10,211
55Pioneer Bond Fund |  | 3/31/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
19,852	Government National Mortgage Association I, 5.500%, 10/15/33	$ 20,480
92,403	Government National Mortgage Association I, 5.500%, 7/15/34	95,595
14,333	Government National Mortgage Association I, 5.500%, 10/15/34	14,659
120,561	Government National Mortgage Association I, 5.500%, 11/15/34	125,577
58,391	Government National Mortgage Association I, 5.500%, 1/15/35	60,099
10,376	Government National Mortgage Association I, 5.500%, 2/15/35	10,603
29,626	Government National Mortgage Association I, 5.500%, 2/15/35	30,220
24,442	Government National Mortgage Association I, 5.500%, 6/15/35	24,922
106,762	Government National Mortgage Association I, 5.500%, 7/15/35	111,698
10,313	Government National Mortgage Association I, 5.500%, 10/15/35	10,581
43,254	Government National Mortgage Association I, 5.500%, 10/15/35	44,527
12,048	Government National Mortgage Association I, 5.500%, 2/15/37	12,606
7,118	Government National Mortgage Association I, 6.000%, 12/15/23	7,117
718	Government National Mortgage Association I, 6.000%, 1/15/24	730
8,544	Government National Mortgage Association I, 6.000%, 4/15/28	8,871
42,950	Government National Mortgage Association I, 6.000%, 9/15/28	43,782
1,563	Government National Mortgage Association I, 6.000%, 10/15/28	1,591
15,096	Government National Mortgage Association I, 6.000%, 2/15/29	15,391
12,594	Government National Mortgage Association I, 6.000%, 2/15/29	12,919
5,399	Government National Mortgage Association I, 6.000%, 11/15/31	5,562
395	Government National Mortgage Association I, 6.000%, 3/15/32	406
Pioneer Bond Fund |  | 3/31/2356

Schedule of Investments  |  3/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,763	Government National Mortgage Association I, 6.000%, 8/15/32	$ 1,836
3,808	Government National Mortgage Association I, 6.000%, 9/15/32	3,877
64,026	Government National Mortgage Association I, 6.000%, 9/15/32	65,213
51,436	Government National Mortgage Association I, 6.000%, 9/15/32	52,388
4,526	Government National Mortgage Association I, 6.000%, 10/15/32	4,610
5,678	Government National Mortgage Association I, 6.000%, 10/15/32	5,783
3,319	Government National Mortgage Association I, 6.000%, 11/15/32	3,380
2,891	Government National Mortgage Association I, 6.000%, 11/15/32	2,945
111,090	Government National Mortgage Association I, 6.000%, 12/15/32	113,275
2,242	Government National Mortgage Association I, 6.000%, 12/15/32	2,283
76,613	Government National Mortgage Association I, 6.000%, 12/15/32	78,223
24,689	Government National Mortgage Association I, 6.000%, 12/15/32	25,182
4,801	Government National Mortgage Association I, 6.000%, 12/15/32	4,906
27,193	Government National Mortgage Association I, 6.000%, 12/15/32	27,698
71,502	Government National Mortgage Association I, 6.000%, 12/15/32	72,828
53,012	Government National Mortgage Association I, 6.000%, 1/15/33	55,813
13,555	Government National Mortgage Association I, 6.000%, 1/15/33	13,826
31,499	Government National Mortgage Association I, 6.000%, 2/15/33	32,377
43,291	Government National Mortgage Association I, 6.000%, 2/15/33	44,231
38,128	Government National Mortgage Association I, 6.000%, 2/15/33	38,888
9,948	Government National Mortgage Association I, 6.000%, 2/15/33	10,410
57Pioneer Bond Fund |  | 3/31/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
38,096	Government National Mortgage Association I, 6.000%, 3/15/33	$ 40,115
38,114	Government National Mortgage Association I, 6.000%, 3/15/33	40,126
19,888	Government National Mortgage Association I, 6.000%, 3/15/33	20,504
34,549	Government National Mortgage Association I, 6.000%, 3/15/33	35,191
9,102	Government National Mortgage Association I, 6.000%, 3/15/33	9,270
42,381	Government National Mortgage Association I, 6.000%, 3/15/33	43,802
166,338	Government National Mortgage Association I, 6.000%, 3/15/33	171,803
72,669	Government National Mortgage Association I, 6.000%, 3/15/33	76,506
1,030	Government National Mortgage Association I, 6.000%, 4/15/33	1,046
13,641	Government National Mortgage Association I, 6.000%, 4/15/33	13,894
44,097	Government National Mortgage Association I, 6.000%, 5/15/33	44,976
3,652	Government National Mortgage Association I, 6.000%, 6/15/33	3,788
18,982	Government National Mortgage Association I, 6.000%, 9/15/33	19,722
732	Government National Mortgage Association I, 6.000%, 9/15/33	745
10,010	Government National Mortgage Association I, 6.000%, 10/15/33	10,204
35,578	Government National Mortgage Association I, 6.000%, 11/15/33	36,238
75,072	Government National Mortgage Association I, 6.000%, 3/15/34	77,258
16,264	Government National Mortgage Association I, 6.000%, 6/15/34	16,900
9,481	Government National Mortgage Association I, 6.000%, 8/15/34	9,929
35,421	Government National Mortgage Association I, 6.000%, 8/15/34	36,080
4,134	Government National Mortgage Association I, 6.000%, 9/15/34	4,214
Pioneer Bond Fund |  | 3/31/2358

Schedule of Investments  |  3/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
29,599	Government National Mortgage Association I, 6.000%, 9/15/34	$ 30,190
46,766	Government National Mortgage Association I, 6.000%, 9/15/34	48,827
35,534	Government National Mortgage Association I, 6.000%, 10/15/34	36,194
33,837	Government National Mortgage Association I, 6.000%, 10/15/34	34,535
37,835	Government National Mortgage Association I, 6.000%, 10/15/34	38,591
46,505	Government National Mortgage Association I, 6.000%, 11/15/34	47,724
206,975	Government National Mortgage Association I, 6.000%, 9/15/35	214,336
65,963	Government National Mortgage Association I, 6.000%, 8/15/36	69,442
28,622	Government National Mortgage Association I, 6.000%, 10/15/36	29,510
14,707	Government National Mortgage Association I, 6.000%, 11/15/37	15,412
11,681	Government National Mortgage Association I, 6.000%, 8/15/38	11,949
1,034	Government National Mortgage Association I, 6.500%, 10/15/24	1,036
2,779	Government National Mortgage Association I, 6.500%, 4/15/28	2,859
19,382	Government National Mortgage Association I, 6.500%, 4/15/28	20,172
2,309	Government National Mortgage Association I, 6.500%, 6/15/28	2,376
1,950	Government National Mortgage Association I, 6.500%, 8/15/28	2,007
2,679	Government National Mortgage Association I, 6.500%, 10/15/28	2,757
1,171	Government National Mortgage Association I, 6.500%, 10/15/28	1,205
11,309	Government National Mortgage Association I, 6.500%, 1/15/29	11,638
2,068	Government National Mortgage Association I, 6.500%, 2/15/29	2,128
3,205	Government National Mortgage Association I, 6.500%, 2/15/29	3,298
59Pioneer Bond Fund |  | 3/31/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
418	Government National Mortgage Association I, 6.500%, 2/15/29	$ 430
970	Government National Mortgage Association I, 6.500%, 3/15/29	998
968	Government National Mortgage Association I, 6.500%, 3/15/29	996
4,143	Government National Mortgage Association I, 6.500%, 3/15/29	4,263
13,184	Government National Mortgage Association I, 6.500%, 3/15/29	13,568
8,280	Government National Mortgage Association I, 6.500%, 3/15/29	8,521
15,830	Government National Mortgage Association I, 6.500%, 5/15/29	16,290
538	Government National Mortgage Association I, 6.500%, 5/15/29	553
462	Government National Mortgage Association I, 6.500%, 5/15/29	475
15,583	Government National Mortgage Association I, 6.500%, 4/15/31	16,045
4,364	Government National Mortgage Association I, 6.500%, 5/15/31	4,545
26,630	Government National Mortgage Association I, 6.500%, 5/15/31	27,424
4,835	Government National Mortgage Association I, 6.500%, 5/15/31	4,988
2,765	Government National Mortgage Association I, 6.500%, 6/15/31	2,848
9,076	Government National Mortgage Association I, 6.500%, 7/15/31	9,340
17,894	Government National Mortgage Association I, 6.500%, 8/15/31	18,432
5,098	Government National Mortgage Association I, 6.500%, 9/15/31	5,246
24,343	Government National Mortgage Association I, 6.500%, 10/15/31	25,059
2,341	Government National Mortgage Association I, 6.500%, 10/15/31	2,410
1,967	Government National Mortgage Association I, 6.500%, 11/15/31	2,024
30,997	Government National Mortgage Association I, 6.500%, 11/15/31	32,593
Pioneer Bond Fund |  | 3/31/2360

Schedule of Investments  |  3/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
43,059	Government National Mortgage Association I, 6.500%, 1/15/32	$ 44,311
8,991	Government National Mortgage Association I, 6.500%, 1/15/32	9,252
6,758	Government National Mortgage Association I, 6.500%, 2/15/32	7,002
9,994	Government National Mortgage Association I, 6.500%, 2/15/32	10,343
2,239	Government National Mortgage Association I, 6.500%, 2/15/32	2,304
5,879	Government National Mortgage Association I, 6.500%, 2/15/32	6,056
14,196	Government National Mortgage Association I, 6.500%, 2/15/32	14,608
6,686	Government National Mortgage Association I, 6.500%, 3/15/32	6,881
15,722	Government National Mortgage Association I, 6.500%, 3/15/32	16,179
3,177	Government National Mortgage Association I, 6.500%, 4/15/32	3,270
3,499	Government National Mortgage Association I, 6.500%, 4/15/32	3,601
15,150	Government National Mortgage Association I, 6.500%, 4/15/32	15,603
1,698	Government National Mortgage Association I, 6.500%, 5/15/32	1,747
1,947	Government National Mortgage Association I, 6.500%, 5/15/32	2,004
4,036	Government National Mortgage Association I, 6.500%, 5/15/32	4,161
1,524	Government National Mortgage Association I, 6.500%, 5/15/32	1,570
5,068	Government National Mortgage Association I, 6.500%, 6/15/32	5,229
5,028	Government National Mortgage Association I, 6.500%, 7/15/32	5,174
45,909	Government National Mortgage Association I, 6.500%, 7/15/32	47,381
6,020	Government National Mortgage Association I, 6.500%, 7/15/32	6,195
13,615	Government National Mortgage Association I, 6.500%, 8/15/32	14,132
61Pioneer Bond Fund |  | 3/31/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
24,094	Government National Mortgage Association I, 6.500%, 8/15/32	$ 24,841
2,771	Government National Mortgage Association I, 6.500%, 8/15/32	2,851
19,005	Government National Mortgage Association I, 6.500%, 9/15/32	19,563
8,846	Government National Mortgage Association I, 6.500%, 9/15/32	9,103
26,658	Government National Mortgage Association I, 6.500%, 9/15/32	27,444
13,400	Government National Mortgage Association I, 6.500%, 10/15/32	13,789
17,984	Government National Mortgage Association I, 6.500%, 11/15/32	18,573
93,390	Government National Mortgage Association I, 6.500%, 12/15/32	96,297
103,333	Government National Mortgage Association I, 6.500%, 1/15/33	107,712
1,034	Government National Mortgage Association I, 6.500%, 1/15/33	1,064
14,513	Government National Mortgage Association I, 6.500%, 5/15/33	14,935
640	Government National Mortgage Association I, 6.500%, 10/15/33	659
43,517	Government National Mortgage Association I, 6.500%, 6/15/34	44,783
26,694	Government National Mortgage Association I, 6.500%, 4/15/35	27,470
3,721	Government National Mortgage Association I, 6.500%, 6/15/35	3,942
14,091	Government National Mortgage Association I, 6.500%, 7/15/35	14,799
51,209	Government National Mortgage Association I, 6.500%, 7/15/35	52,698
249	Government National Mortgage Association I, 7.000%, 8/15/23	248
3,634	Government National Mortgage Association I, 7.000%, 9/15/24	3,636
886	Government National Mortgage Association I, 7.000%, 7/15/25	885
1,252	Government National Mortgage Association I, 7.000%, 11/15/26	1,266
Pioneer Bond Fund |  | 3/31/2362

Schedule of Investments  |  3/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,982	Government National Mortgage Association I, 7.000%, 6/15/27	$ 3,033
4,020	Government National Mortgage Association I, 7.000%, 1/15/28	4,090
2,683	Government National Mortgage Association I, 7.000%, 4/15/28	2,702
4,665	Government National Mortgage Association I, 7.000%, 7/15/28	4,753
346	Government National Mortgage Association I, 7.000%, 8/15/28	357
3,894	Government National Mortgage Association I, 7.000%, 11/15/28	4,043
12,816	Government National Mortgage Association I, 7.000%, 11/15/28	13,251
13,473	Government National Mortgage Association I, 7.000%, 4/15/29	13,596
10,800	Government National Mortgage Association I, 7.000%, 4/15/29	10,937
14,248	Government National Mortgage Association I, 7.000%, 5/15/29	14,372
2,804	Government National Mortgage Association I, 7.000%, 7/15/29	2,833
25,516	Government National Mortgage Association I, 7.000%, 11/15/29	26,082
10,101	Government National Mortgage Association I, 7.000%, 12/15/30	10,583
1,200	Government National Mortgage Association I, 7.000%, 12/15/30	1,210
29,723	Government National Mortgage Association I, 7.000%, 1/15/31	29,984
8,411	Government National Mortgage Association I, 7.000%, 6/15/31	8,919
1,052	Government National Mortgage Association I, 7.000%, 7/15/31	1,110
49,887	Government National Mortgage Association I, 7.000%, 8/15/31	52,573
6,784	Government National Mortgage Association I, 7.000%, 9/15/31	6,852
6,405	Government National Mortgage Association I, 7.000%, 9/15/31	6,467
5,759	Government National Mortgage Association I, 7.000%, 11/15/31	5,828
63Pioneer Bond Fund |  | 3/31/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
27,391	Government National Mortgage Association I, 7.000%, 3/15/32	$ 28,137
18,791	Government National Mortgage Association I, 7.000%, 4/15/32	19,288
38,529	Government National Mortgage Association I, 7.000%, 5/15/32	41,020
1,264	Government National Mortgage Association I, 7.500%, 10/15/23	1,263
253	Government National Mortgage Association I, 7.500%, 6/15/24	253
2,588	Government National Mortgage Association I, 7.500%, 8/15/25	2,583
642	Government National Mortgage Association I, 7.500%, 9/15/25	644
2,345	Government National Mortgage Association I, 7.500%, 2/15/27	2,344
7,982	Government National Mortgage Association I, 7.500%, 3/15/27	8,169
16,134	Government National Mortgage Association I, 7.500%, 10/15/27	16,459
8,237	Government National Mortgage Association I, 7.500%, 6/15/29	8,460
3,447	Government National Mortgage Association I, 7.500%, 8/15/29	3,440
5,769	Government National Mortgage Association I, 7.500%, 9/15/29	5,756
11,131	Government National Mortgage Association I, 7.500%, 2/15/31	11,169
10,039	Government National Mortgage Association I, 7.500%, 2/15/31	10,018
4,243	Government National Mortgage Association I, 7.500%, 3/15/31	4,250
7,287	Government National Mortgage Association I, 7.500%, 12/15/31	7,317
1,476	Government National Mortgage Association I, 7.750%, 2/15/30	1,473
12,491,001	Government National Mortgage Association II, 2.500%, 4/20/52	10,991,624
18,449,431	Government National Mortgage Association II, 3.000%, 5/20/52	16,802,700
128,202	Government National Mortgage Association II, 3.500%, 3/20/45	117,638
Pioneer Bond Fund |  | 3/31/2364

Schedule of Investments  |  3/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
227,097	Government National Mortgage Association II, 3.500%, 4/20/45	$ 216,035
440,917	Government National Mortgage Association II, 3.500%, 4/20/45	419,537
166,622	Government National Mortgage Association II, 3.500%, 4/20/45	158,508
535,987	Government National Mortgage Association II, 3.500%, 3/20/46	509,992
15,674,368	Government National Mortgage Association II, 3.500%, 9/20/52	14,692,013
9,893,225	Government National Mortgage Association II, 3.500%, 11/20/52	9,273,189
1,756,649	Government National Mortgage Association II, 4.000%, 7/20/44	1,734,469
69,746	Government National Mortgage Association II, 4.000%, 9/20/44	68,877
425,388	Government National Mortgage Association II, 4.000%, 10/20/44	419,362
1,282,723	Government National Mortgage Association II, 4.000%, 10/20/46	1,254,440
802,273	Government National Mortgage Association II, 4.000%, 2/20/48	776,260
1,072,251	Government National Mortgage Association II, 4.000%, 4/20/48	1,037,536
13,631,708	Government National Mortgage Association II, 4.000%, 9/20/52	13,122,024
18,087	Government National Mortgage Association II, 4.500%, 12/20/34	18,315
91,897	Government National Mortgage Association II, 4.500%, 1/20/35	93,057
14,612	Government National Mortgage Association II, 4.500%, 3/20/35	14,797
339,719	Government National Mortgage Association II, 4.500%, 9/20/41	344,017
1,203,980	Government National Mortgage Association II, 4.500%, 9/20/44	1,216,029
453,131	Government National Mortgage Association II, 4.500%, 10/20/44	458,027
897,976	Government National Mortgage Association II, 4.500%, 11/20/44	907,682
988,196	Government National Mortgage Association II, 4.500%, 2/20/48	987,496
65Pioneer Bond Fund |  | 3/31/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
15,658,133	Government National Mortgage Association II, 4.500%, 9/20/52	$ 15,426,236
5,929,926	Government National Mortgage Association II, 4.500%, 10/20/52	5,843,865
16,862,300	Government National Mortgage Association II, 5.000%, 12/20/52	16,892,823
61,811	Government National Mortgage Association II, 5.500%, 3/20/34	64,184
49,766	Government National Mortgage Association II, 5.500%, 4/20/34	51,739
35,900	Government National Mortgage Association II, 5.500%, 10/20/37	36,377
4,969,446	Government National Mortgage Association II, 5.500%, 12/20/52	5,028,006
50,601	Government National Mortgage Association II, 5.750%, 6/20/33	51,366
13,563	Government National Mortgage Association II, 5.900%, 1/20/28	13,796
23,629	Government National Mortgage Association II, 5.900%, 7/20/28	23,862
5,813	Government National Mortgage Association II, 6.000%, 10/20/31	6,070
28,696	Government National Mortgage Association II, 6.000%, 1/20/33	29,798
31,754	Government National Mortgage Association II, 6.000%, 10/20/33	33,593
18,949	Government National Mortgage Association II, 6.000%, 6/20/34	20,053
47,681	Government National Mortgage Association II, 6.450%, 1/20/33	48,275
468	Government National Mortgage Association II, 6.500%, 1/20/24	469
11,324	Government National Mortgage Association II, 6.500%, 8/20/28	11,646
561	Government National Mortgage Association II, 6.500%, 2/20/29	577
206	Government National Mortgage Association II, 6.500%, 3/20/29	209
6,951	Government National Mortgage Association II, 6.500%, 4/20/29	7,069
3,834	Government National Mortgage Association II, 6.500%, 4/20/31	4,019
Pioneer Bond Fund |  | 3/31/2366

Schedule of Investments  |  3/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,847	Government National Mortgage Association II, 6.500%, 6/20/31	$ 2,985
13,589	Government National Mortgage Association II, 6.500%, 10/20/32	14,021
17,290	Government National Mortgage Association II, 6.500%, 3/20/34	17,867
1,411	Government National Mortgage Association II, 7.000%, 5/20/26	1,424
5,602	Government National Mortgage Association II, 7.000%, 8/20/27	5,753
4,758	Government National Mortgage Association II, 7.000%, 6/20/28	4,848
21,035	Government National Mortgage Association II, 7.000%, 11/20/28	21,446
19,584	Government National Mortgage Association II, 7.000%, 1/20/29	20,220
1,752	Government National Mortgage Association II, 7.000%, 2/20/29	1,801
638	Government National Mortgage Association II, 7.000%, 12/20/30	655
3,270	Government National Mortgage Association II, 7.000%, 1/20/31	3,437
1,790	Government National Mortgage Association II, 7.000%, 3/20/31	1,861
10,973	Government National Mortgage Association II, 7.000%, 7/20/31	11,635
3,604	Government National Mortgage Association II, 7.000%, 11/20/31	3,751
3,887	Government National Mortgage Association II, 7.500%, 5/20/30	4,094
1,011	Government National Mortgage Association II, 7.500%, 6/20/30	1,051
1,223	Government National Mortgage Association II, 7.500%, 7/20/30	1,259
4,032	Government National Mortgage Association II, 7.500%, 8/20/30	4,229
1,855	Government National Mortgage Association II, 7.500%, 12/20/30	1,949
3	Government National Mortgage Association II, 8.000%, 5/20/25	3
416	Government National Mortgage Association II, 9.000%, 11/20/24	415
300,000,000(e)	U.S. Treasury Bills, 4/4/23	299,961,708
67Pioneer Bond Fund |  | 3/31/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
180,000,000	U.S. Treasury Bonds, 2.250%, 2/15/52	$ 134,226,562
180,000,000	U.S. Treasury Bonds, 2.875%, 5/15/52	153,984,375
55,437,800	U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	54,355,030
	Total U.S. Government and Agency Obligations (Cost $1,947,278,866)	$1,920,684,116

	SHORT TERM INVESTMENTS — 5.3% of Net Assets
	Repurchase Agreements — 2.0%
85,590,000	Bank of America, 4.81%, dated 3/31/23, to be purchased on 4/3/23 for $85,624,307, collateralized by $87,301,897 U.S. Treasury Note, 4.5%, 11/15/25	$ 85,590,000
		$85,590,000

Shares
	Open-End Fund — 3.3%
145,674,373(k)	Dreyfus Government Cash Management, Institutional Shares, 4.71%	$ 145,674,373
		$145,674,373

	TOTAL SHORT TERM INVESTMENTS (Cost $231,264,373)	$231,264,373

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 105.1% (Cost $4,939,600,186)	$4,596,423,517
	OTHER ASSETS AND LIABILITIES — (5.1)%	$(222,792,304)
	net assets — 100.0%	$4,373,631,213

(TBA)	“To Be Announced” Securities.
bps	Basis Points.
CMT	Constant Maturity Treasury Index.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
FRESB	Freddie Mac Multifamily Small Balance Certificates.
ICE	Intercontinental Exchange.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
REMICs	Real Estate Mortgage Investment Conduits.
Pioneer Bond Fund |  | 3/31/2368

Schedule of Investments  |  3/31/23
(unaudited) (continued)
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At March 31, 2023, the value of these securities amounted to $1,463,438,210, or 33.5% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at March 31, 2023.
(b)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at March 31, 2023.
(c)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at March 31, 2023.
(d)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(e)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(f)	Security is perpetual in nature and has no stated maturity date.
(g)	Consists of Revenue Bonds unless otherwise indicated.
(h)	Non-income producing security.
(i)	Issued as participation notes.
(j)	Issued as preference shares.
(k)	Rate periodically changes. Rate disclosed is the 7-day yield at March 31, 2023.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR or SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at March 31, 2023.
†	Amount rounds to less than 0.1%.
+	Security is valued using significant unobservable inputs (Level 3).
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Ailsa Re 2022	6/30/2022	$1,208,550	$1,255,424
Alamo Re II	11/23/2022	3,732,490	3,773,250
Alturas Re 2019-1	12/20/2018	2,200	10,061
Alturas Re 2019-2	12/19/2018	29,751	11,573
Alturas Re 2019-3	6/26/2019	24,550	307
Alturas Re 2020-1A	12/27/2019	273,204	—
Alturas Re 2020-1B	1/1/2020	348,623	—
Alturas Re 2020-2	1/1/2020	481,347	10,652
Alturas Re 2020-3	8/3/2020	—	—
Alturas Re 2021-2	2/16/2021	206,902	—
Alturas Re 2021-3	8/16/2021	60,508	34,510
69Pioneer Bond Fund |  | 3/31/23

Restricted Securities	Acquisition date	Cost	Value
Alturas Re 2022-2	1/18/2022	$1,492,870	$1,189,043
Ballybunion Re 2020	12/31/2019	548,977	903,793
Ballybunion Re 2021-3	8/4/2021	47,291	100,616
Ballybunion Re 2022	3/9/2022	2,797	33,163
Ballybunion Re 2022-2	8/5/2022	3,000,000	3,046,530
Ballybunion Re 2022-3	8/5/2022	4,000,000	4,109,622
Ballybunion Re 2023	3/20/2023	3,500,000	3,517,889
Ballylifin Re 2022	7/15/2022	1,629,000	9,200
Bantry Re 2019	2/1/2019	—	85,091
Bantry Re 2021	1/11/2021	518,390	446,963
Bantry Re 2022	2/2/2022	309,442	487,494
Bantry Re 2023	1/12/2023	3,862,131	3,986,105
Berwick Re 2019-1	12/31/2018	870,105	1,161,437
Berwick Re 2020-1	9/24/2020	—	300
Berwick Re 2022	12/28/2021	280,613	286,913
Berwick Re 2023	2/1/2023	4,500,000	4,613,850
Bonanza Re	3/11/2022	250,000	205,950
Bonanza Re	1/6/2023	300,000	299,640
Caelus Re V	4/27/2017	100,000	80,000
Carnoustie Re 2020	7/16/2020	50,471	230,656
Celadon Re 2022	9/13/2022	1,701,203	2,001,000
Clarendon Re 2023	3/20/2023	916,657	937,331
Commonwealth Re	6/15/2022	1,000,000	961,000
Denning Re 2022	7/11/2022	1,709,447	1,745,551
Easton Re Pte	7/19/2022	246,320	242,625
Eden Re II	12/14/2018	1,728	4,453
Eden Re II	1/22/2019	6,926	51,436
Eden Re II	12/16/2019	210,000	76,020
Eden Re II	12/23/2019	528,889	163,200
Eden Re II	1/25/2021	624,097	314,545
Eden Re II	1/21/2022	1,040,000	760,136
Eden Re II	1/17/2023	3,600,000	3,664,440
FloodSmart Re	2/9/2021	75,937	60,000
FloodSmart Re	2/16/2021	1,250,000	1,165,625
FloodSmart Re	2/14/2022	2,000,000	1,860,000
Formby Re 2018	7/9/2018	4,661	48,035
Four Lakes Re	12/15/2021	500,000	462,250
Four Lakes Re	12/22/2022	3,000,000	3,012,300
Gamboge Re 2022	4/11/2022	4,946,117	5,602,850
Gateway Re	2/3/2023	700,000	700,420
Gleneagles Re 2021	1/13/2021	22,875	125
Gleneagles Re 2022	1/18/2022	611,918	650,980
Gullane Re 2018	3/26/2018	—	100,036
Gullane Re 2023	1/20/2023	6,381,951	6,612,284
Harambee Re 2018	12/19/2017	42,461	—
Harambee Re 2019	12/20/2018	—	7,500
Harambee Re 2020	2/27/2020	—	56,400
Herbie Re	10/19/2020	500,000	464,900
Integrity Re	5/9/2022	750,000	675,000
Pioneer Bond Fund |  | 3/31/2370

Schedule of Investments  |  3/31/23
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Integrity Re	3/23/2023	$1,500,000	$1,503,906
International Bank for Reconstruction & Development	2/28/2020	250,000	248,775
Isosceles Re 2022	8/11/2022	1,871,288	1,997,600
Isosceles Re 2022-A	7/6/2022	—	20,200
Isosceles Re 2022-A	7/6/2022	—	20,200
Kilimanjaro III Re	6/15/2022	1,000,000	945,600
Lightning Re	3/20/2023	1,000,000	999,500
Limestone Re 2019-2B	6/20/2018	1,101	5,578
Limestone Re 2020-1	12/15/2016	2,400	7,344
Limestone Re 2020-1	12/27/2019	7,100	21,726
Lion Rock Re 2019	12/17/2018	—	—
Lion Rock Re 2020	3/27/2020	—	—
Lion Rock Re 2021	3/1/2021	214,229	104,650
Locke Tavern Re	3/23/2023	1,000,000	999,683
Long Point Re IV	5/13/2022	3,500,000	3,436,300
Lorenz Re 2019	6/26/2019	573,639	32,626
Matterhorn Re	1/29/2020	1,249,151	1,050,000
Matterhorn Re	12/15/2021	250,000	208,375
Matterhorn Re	3/10/2022	2,000,000	1,758,600
Matterhorn Re	3/10/2022	1,000,000	872,200
Merion Re 2018-2	12/28/2017	—	531,218
Merion Re 2021-2	12/28/2020	2,448,846	1,768,500
Merion Re 2022-2	3/1/2022	6,551,154	6,211,224
Merion Re 2023-1	1/11/2023	441,808	460,437
Mona Lisa Re	12/30/2022	1,000,000	995,300
Mystic Re IV	12/16/2022	3,400,000	3,447,600
Northshore Re II	6/22/2022	750,000	721,500
Oakmont Re 2020	12/3/2020	—	—
Oakmont Re 2022	5/9/2022	1,035,197	1,415,275
Old Head Re 2022	1/6/2022	188,288	125,000
Old Head Re 2023	1/11/2023	168,991	188,996
Pangaea Re 2019-3	7/25/2019	143,386	171,924
Pangaea Re 2022-1	1/11/2022	—	157,058
Pangaea Re 2022-3	6/15/2022	2,750,000	2,846,250
Pangaea Re 2023-1	1/23/2023	4,750,000	4,907,501
Phoenician Re	12/1/2021	1,000,000	945,400
Phoenix 3 Re 2023-3	12/21/2020	1,120,701	1,301,000
Pine Valley Re 2023	1/24/2023	893,730	930,500
Port Royal Re 2022	6/2/2022	483,420	498,880
Porthcawl Re 2023	1/23/2023	197,811	210,711
Portsalon Re 2022	7/15/2022	404,317	458,460
Residential Re	11/22/2022	1,750,000	1,743,350
RosaPenna Re 2022	8/26/2022	2,000,000	2,121,000
Sakura Re	12/22/2022	750,000	748,575
Sanders Re II	11/23/2021	2,754,375	2,630,375
Sanders Re III	11/30/2022	1,000,000	1,024,700
Sector Re V	4/23/2019	409,514	292,793
Sector Re V	5/1/2019	1,914	45,799
71Pioneer Bond Fund |  | 3/31/23

Restricted Securities	Acquisition date	Cost	Value
Sector Re V	12/4/2019	$5,785	$334,874
Sector Re V	1/1/2020	2,892	167,436
Sector Re V	12/6/2021	10,000	46,824
Sector Re V	1/5/2022	84,000	393,321
Sector Re V	12/30/2022	4,605,987	4,890,797
Sussex Re 2020-1	1/21/2020	—	5,054
Sussex Re 2021-1	1/26/2021	38,360	43,375
Sutter Re	6/30/2022	1,747,270	1,748,600
Thopas Re 2019	12/21/2018	—	9,900
Thopas Re 2020	12/30/2019	—	—
Thopas Re 2021	12/30/2020	—	112,700
Thopas Re 2022	2/15/2022	—	66,400
Thopas Re 2023	2/15/2023	4,256,392	4,441,119
Torricelli Re 2021	7/2/2021	—	175,492
Torricelli Re 2022	7/26/2022	4,500,000	4,829,400
Veraison Re	12/14/2022	500,000	500,550
Versutus Re 2018	1/31/2018	—	5,200
Versutus Re 2019-A	1/28/2019	—	—
Versutus Re 2019-B	12/24/2018	—	—
Viribus Re 2018	12/22/2017	21,118	—
Viribus Re 2019	12/27/2018	—	25,915
Viribus Re 2020	3/12/2020	421,904	182,141
Viribus Re 2022	4/18/2022	—	—
Viribus Re 2023	2/2/2023	2,000,000	2,135,200
Vitality Re XI	1/31/2020	998,271	979,700
Vitality Re XIII	1/4/2023	2,148,458	2,164,050
Vitality Re XIV	1/25/2023	3,250,000	3,246,100
Vitality Re XIV	1/25/2023	750,000	749,100
Walton Health Re 2019	7/18/2019	111,745	189,933
Walton Health Re 2022	7/13/2022	2,083,750	2,431,476
Woburn Re 2018	3/20/2018	491,224	35,837
Woburn Re 2019	1/30/2019	689,864	861,848
Total Restricted Securities			$144,195,005
% of Net assets			3.3%
FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
1,492	U.S. 2 Year Note (CBT)	6/30/23	$304,855,345	$308,028,064	$3,172,719
4,607	U.S. 5 Year Note (CBT)	6/30/23	495,493,308	504,502,481	9,009,173
Pioneer Bond Fund |  | 3/31/2372

Schedule of Investments  |  3/31/23
(unaudited) (continued)
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
1,842	U.S. Long Bond (CBT)	6/21/23	$232,648,855	$241,589,812	$8,940,957
415	U.S. Ultra Bond (CBT)	6/21/23	58,845,381	58,566,875	(278,506)
			$1,091,842,889	$1,112,687,232	$20,844,343
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
381	U.S. 10 Year Note (CBT)	6/21/23	$(42,595,544)	$(43,785,236)	$(1,189,692)
1,072	U.S. 10 Year Ultra Bond (CBT)	6/21/23	(125,440,425)	(129,862,755)	(4,422,330)
			$(168,035,969)	$(173,647,991)	$(5,612,022)
TOTAL FUTURES CONTRACTS			$923,806,920	$939,039,241	$15,232,321
SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Paid/ (Received)	Unrealized (Depreciation)	Market Value
202,119,822	Markit CDX North America High Yield Index Series 39	Pay	5.00%	12/20/27	$13,822,926	$(16,371,468)	$(2,548,542)
224,530,178	Markit CDX North America High Yield Index Series 40	Pay	5.00%	6/20/28	(3,132,196)	(613,662)	(3,745,858)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION					$10,690,730	$(16,985,130)	$(6,294,400)
TOTAL SWAP CONTRACTS					$10,690,730	$(16,985,130)	$(6,294,400)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.
73Pioneer Bond Fund |  | 3/31/23

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of March 31, 2023, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$17,821,672	$—	$17,821,672
Asset Backed Securities	—	314,463,059	—	314,463,059
Collateralized Mortgage Obligations	—	434,647,017	—	434,647,017
Commercial Mortgage-Backed Securities	—	224,608,976	—	224,608,976
Corporate Bonds	—	1,279,890,240	—	1,279,890,240
Convertible Preferred Stock	26,482,093	—	—	26,482,093
Municipal Bonds	—	2,366,966	—	2,366,966
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil – Massachusetts	—	—	3,459,435	3,459,435
Multiperil – U.S.	—	—	12,210,493	12,210,493
Multiperil – Worldwide	—	—	13,112,882	13,112,882
Windstorm – Florida	—	—	2,045,635	2,045,635
Windstorm - North Carolina	—	—	40,400	40,400
Windstorm – U.S. Regional	—	—	1,415,275	1,415,275
Reinsurance Sidecars
Multiperil – U.S.	—	—	294,556	294,556
Multiperil – Worldwide	—	—	63,976,330	63,976,330
Industry Loss Warranties
Windstorm – U.S.	—	—	9,200	9,200
All Other Insurance-Linked Securities	—	47,630,799	—	47,630,799
U.S. Government and Agency Obligations	—	1,920,684,116	—	1,920,684,116
Repurchase Agreements	—	85,590,000	—	85,590,000
Open-End Fund	145,674,373	—	—	145,674,373
Total Investments in Securities	$172,156,466	$4,327,702,845	$96,564,206	$4,596,423,517
Pioneer Bond Fund |  | 3/31/2374

Schedule of Investments  |  3/31/23
(unaudited) (continued)
	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Net unrealized appreciation on futures contracts	$15,232,321	$—	$—	$15,232,321
Swap contracts, at value	—	(6,294,400)	—	(6,294,400)
Total Other Financial Instruments	$15,232,321	$(6,294,400)	$—	$8,937,921
The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
Insurance- Linked Securities
Balance as of 6/30/22	$102,083,340
Realized gain (loss)	(3,492,918)
Changed in unrealized appreciation (depreciation)	1,626,301
Return of capital	(41,214,806)
Purchases	68,095,115
Sales	(30,532,829)
Transfers in to Level 3*	—
Transfers out of Level 3*	—
Balance as of 3/31/23	$96,564,206
*	Transfers are calculated on the beginning of period values. During the period ended March 31, 2023, there were no transfers in or out of Level 3.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at March 31, 2023:	$328,390
75Pioneer Bond Fund |  | 3/31/23